UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/08

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Annual Report October 31, 2008
The Commerce Funds

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Investment Adviser believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2008.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2008, the Fund generated an average annual total return of -35.82%. This return compares to the -36.87% average annual total return of the Russell 1000 Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Strong stock selection in the Fund was the biggest factor in the Fund’s outperformance of the benchmark, even though during the last year the market incurred one of the worst declines in history. During the first ten months of the decline the market differentiated between the strong and weak companies, but that all changed in September and October. Investors started selling the companies that were holding up well on a price basis and, by the end of October, virtually all stocks were down significantly.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Energy and oil service companies make up about 9% of the Russell 1000 Growth Index. As oil stocks declined in the summer, we moved the Fund’s exposure from 6.3% to 10.3%, a slight overweight. We also increased our consumer discretionary exposure from 7.0% to 9.3%. This sector was the hardest hit early in the year when the market started to decline. We also reduced our exposure to the health care sector by 3% over the year.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Our consumer discretionary stock selection added value to the performance for the year. We emphasized the low end retailers, which have held up well like Big Lot’s, Inc.* and Dollar Tree, Inc.* Another area of strength was in the financial sector. While not a large part of the Russell 1000 Growth Index, our financial securities declined 40.6% versus a decline of 52.7% for the Index.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Early in the summer we added exposure to construction and engineering firms that service the energy and utility sectors. With the collapse of oil prices, Foster & Wheeler* and McDermott International, Inc.* declined 56% and 60%, respectfully. We believe these declines were fueled by investors’ fear that many of the future projects would be canceled.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce Growth Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional Shares (commenced December 12, 1994)(a)	-35.82%	-1.71%	-2.03%	5.31%
Russell 1000® Growth Index (as of December 12, 1994)(b)	-36.87%	-1.29%	-2.10%	5.81%

Growth Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2008

Shares	Description	Value
Common Stocks – 99.5%
Commercial Services – 2.4%
23,900	Dun & Bradstreet Corp.	$ 1,761,191
22,800	FactSet Research Systems, Inc.	884,412

		2,645,603

Consumer Non-Durables – 6.4%
13,700	Altria Group, Inc.	262,903
18,300	Colgate-Palmolive Co.	1,148,508
59,900	Hanesbrands, Inc.*	1,046,453
24,900	PepsiCo, Inc.	1,419,549
13,700	Philip Morris International, Inc.	595,539
41,000	Procter & Gamble Co.	2,646,140

		7,119,092

Consumer Services – 2.7%
19,900	Chipotle Mexican Grill, Inc.*	1,009,925
13,600	Panera Bread Co.*	613,632
54,900	The Walt Disney Co.	1,421,910

		3,045,467

Distribution Services – 2.4%
25,000	Herbalife Ltd.	610,750
26,400	W.W. Grainger, Inc.	2,074,248

		2,684,998

Electronic Technology – 17.0%
11,400	Apple Computer, Inc.*	1,226,526
131,900	Applied Materials, Inc.	1,702,829
195,400	Cisco Systems, Inc.*	3,472,258
89,400	Corning, Inc.	968,202
49,200	Hewlett-Packard Co.	1,883,376
57,600	Intel Corp.	921,600
58,900	Juniper Networks, Inc.*	1,103,786
22,100	L-3 Communications Holdings, Inc.	1,793,857
57,500	Linear Technology Corp.	1,304,100
18,700	Lockheed Martin Corp.	1,590,435
19,100	Rockwell Collins, Inc.	711,093
115,600	Texas Instruments, Inc.	2,261,136

		18,939,198

Energy Minerals – 7.9%
32,400	CONSOL Energy, Inc.	1,017,036
71,300	Exxon Mobil Corp.	5,284,756
44,100	Occidental Petroleum Corp.	2,449,314

		8,751,106

Finance – 4.9%
8,700	BlackRock, Inc.	1,142,658
26,500	Franklin Resources, Inc.	1,802,000
25,500	Northern Trust Corp.	1,435,905
58,400	The Charles Schwab Corp.	1,116,608

		5,497,171

Shares	Description	Value
Common Stocks – (continued)
Health Services – 3.6%
44,600	IMS Health, Inc.	$ 639,564
52,100	Medco Health Solutions, Inc.*	1,977,195
23,000	Stericycle, Inc.*	1,343,890

		3,960,649

Health Technology – 13.9%
12,600	Allergan, Inc.	499,842
25,200	Applied Biosystems, Inc.	776,916
30,800	Becton, Dickinson & Co.	2,137,520
22,300	C. R. Bard, Inc.	1,967,975
55,300	Eli Lilly & Co.	1,870,246
71,900	Gilead Sciences, Inc.*	3,296,615
44,500	Johnson & Johnson	2,729,630
40,700	Stryker Corp.	2,175,822

		15,454,566

Industrial Services – 5.7%
32,800	Foster Wheeler Ltd.*	898,720
24,300	McDermott International, Inc.*	416,259
35,500	Schlumberger Ltd.	1,833,575
12,871	Transocean, Inc.*	1,059,669
66,900	Waste Management, Inc.	2,089,287

		6,297,510

Process Industries – 4.0%
54,600	E. I. du Pont de Nemours and Co.	1,747,200
30,900	Monsanto Co.	2,749,482

		4,496,682

Producer Manufacturing – 7.1%
32,900	AMETEK, Inc.	1,093,925
31,300	Emerson Electric Co.	1,024,449
34,400	Honeywell International, Inc.	1,047,480
58,000	Illinois Tool Works, Inc.	1,936,620
51,000	United Technologies Corp.	2,802,960

		7,905,434

Retail Trade – 5.6%
33,900	Amazon.com, Inc.*	1,940,436
33,200	Big Lots, Inc.*	811,076
28,800	Dollar Tree, Inc.*	1,094,976
63,100	Staples, Inc.	1,226,033
43,700	The TJX Cos., Inc.	1,169,412

		6,241,933

Technology Services – 14.9%
34,900	Adobe Systems, Inc.*	929,736
5,700	Google, Inc.*	2,048,352
58,300	Hewitt Associates, Inc.*	1,625,987
28,300	International Business Machines Corp.	2,631,051
235,900	Microsoft Corp.	5,267,647
224,500	Oracle Corp.*	4,106,105

		16,608,878

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

October 31, 2008

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.0%
24,700	CSX Corp.	$ 1,129,284

TOTAL COMMON STOCKS
(Cost $137,835,700)		$110,777,571

Exchange Traded Fund – 0.3%
7,100	iShares Russell 1000 Growth Index Fund
(Cost $411,407)		$ 284,355

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.4%
State Street Bank & Trust Co.
$ 500,000	0.030%	11/03/08	$ 500,000
Maturity Value: $500,001
(Cost $500,000)

TOTAL INVESTMENTS – 100.2%
(Cost $138,747,107)			$111,561,926

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(243,285)

NET ASSETS – 100.0%			$111,318,641

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $515,000 U.S. Treasury Bill, 0.000%, due 12/04/08 with a market value of $514,897.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/08	AS OF 10/31/07

Electronic Technology	17.0%	20.0%
Technology Services	14.9	16.0
Health Technology	13.9	15.0
Energy Minerals	7.9	2.9
Producer Manufacturing	7.1	6.7
Consumer Non-Durables	6.4	3.8
Industrial Services	5.7	4.6
Retail Trade	5.6	2.4
Finance	4.9	4.4
Process Industries	4.0	4.5
Health Services	3.6	5.9
Consumer Services	2.7	4.1
Commercial Services	2.4	2.4
Distribution Services	2.4	1.7
Transportation	1.0	0.0
Short-Term Obligation	0.4	0.5
Exchange Traded Fund	0.3	3.6
Consumer Durables	0.0	0.8

TOTAL INVESTMENTS	100.2%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2008.

A conversation with Matthew Schmitt and Joe Williams, Portfolio Co-Managers of the Value Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2008, the Fund generated an average annual total return of -36.04%. This return compares to the -36.72% average annual total return of the Russell 1000 Value Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Strong security selection in several sectors was the biggest factor in the Fund slightly outperforming the benchmark. Strength in stock selection in the energy minerals, finance and utilities sectors all helped the Fund during the period. The Fund continues to maintain very modest sector bets versus the index, which had very little impact on the Fund’s relative performance for the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were no significant changes in the Fund’s overall investment strategy during the period. As mentioned above, we continue to maintain modest sector bets relative to the benchmark and continue to maintain a portfolio with a range of 120 to 150 stocks.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund maintained an underweight position in the finance sector over the period, which added to returns. In this regard, the Fund enjoyed good security selection with better than benchmark performance from companies such as U.S. Bancorp* and Wells Fargo & Co.* Strong security selection in both the energy minerals and utilities sectors also helped the Fund over the period. Exxon Mobil Corp.* and Chevron Texaco Corp.* in the energy minerals sector, and Southern Company*, Progress Energy Inc.* and Duke Energy Holding Corp.* in the utilities sector, were the leaders for the Fund in these sectors.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s overweight position in electronic technology detracted from the Fund’s return as this was one of the worst performing sectors over the period. Security selection in the consumer durables sector (Eastman Kodak Co.*) and in the consumer services sector (Liberty Global Inc.* and Time Warner Inc.*) detracted from Fund performance for the period.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE VALUE FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce Value Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional Shares (commenced March 3, 1997)(a)	-36.04%	0.26%	0.73%	2.40%
Russell 1000® Value Index (as of March 3, 1997)(b)	-36.72%	1.90%	2.79%	5.04%

Value Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions for certain periods. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2008

Shares	Description	Value
Common Stocks – 97.1%
Commercial Services – 0.8%
3,000	Interval Leisure Group, Inc.*	$ 21,780
13,000	Moody’s Corp.	332,800
8,500	R.R. Donnelley & Sons Co.	140,845

		495,425

Communications – 6.8%
82,000	AT&T, Inc.	2,195,140
45,500	Frontier Communications Corp.	346,255
52,000	Verizon Communications, Inc.	1,542,840
39,000	Windstream Corp.	292,890

		4,377,125

Consumer Durables – 0.2%
12,500	Eastman Kodak Co.	114,750

Consumer Non-Durables – 7.9%
14,000	Coca-Cola Enterprises, Inc.	140,700
13,000	Constellation Brands, Inc.*	163,020
7,750	General Mills, Inc.	524,985
15,000	Liz Claiborne, Inc.	122,250
4,000	Philip Morris International, Inc.	173,880
40,000	Procter & Gamble Co.	2,581,600
14,750	Reynolds American, Inc.	722,160
6,700	The Coca-Cola Co.	295,202
16,500	The Pepsi Bottling Group, Inc.	381,480

		5,105,277

Consumer Services – 1.8%
16,500	Cablevision Systems Corp.	292,545
12,500	Expedia, Inc.*	118,875
5,000	International Speedway Corp.	156,950
14,500	Liberty Global, Inc.*	239,105
3,000	Tickmaster Entertainment, Inc.*	29,040
33,250	Time Warner, Inc.	335,493

		1,172,008

Electronic Technology – 4.2%
22,750	ADC Telecommunications, Inc.*	144,235
11,750	General Dynamics Corp.	708,760
17,500	Hewlett-Packard Co.	669,900
22,500	Integrated Device Technology, Inc.*	143,100
12,250	Juniper Networks, Inc.*	229,565
6,000	Lockheed Martin Corp.	510,300
3,750	Northrop Grumman Corp.	175,837
18,000	Xerox Corp.	144,360

		2,726,057

Energy Minerals – 16.8%
5,250	Anadarko Petroleum Corp.	185,325
3,500	Apache Corp.	288,155
34,000	ChevronTexaco Corp.	2,536,400
16,500	ConocoPhillips	858,330
10,000	Devon Energy Corp.	808,600
2,200	EOG Resources, Inc.	178,024
75,500	Exxon Mobil Corp.	5,596,060

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – (continued)
2,250	Hess Corp.	$ 135,472
5,000	Occidental Petroleum Corp.	277,700

		10,864,066

Finance – 23.0%
4,700	Ameriprise Financial, Inc.	101,520
17,000	Annaly Capital Management, Inc.	236,300
21,750	Aon Corp.	920,025
13,000	Arthur J. Gallagher & Co.	316,680
54,500	Bank of America Corp.	1,317,265
4,500	Bank of Hawaii Corp.	228,195
14,750	Bank of New York Mellon Corp.	480,850
2,150	BlackRock, Inc.	282,381
5,700	Capital One Financial Corp.	222,984
10,500	CBL & Associates Properties, Inc.	96,915
63,000	Citigroup, Inc.	859,950
8,000	CNA Financial Corp.	124,480
18,350	Discover Financial Services	224,787
3,500	Franklin Resources, Inc.	238,000
5,000	GATX Corp.	142,750
7,250	HCP, Inc.	216,992
15,000	Host Hotels & Resorts, Inc.	155,100
18,500	JPMorgan Chase & Co.	763,125
4,500	Lincoln National Corp.	77,580
6,250	Loews Corp.	207,563
17,000	Marshall & Ilsley Corp.	306,510
13,000	MBIA, Inc.	127,790
11,000	MetLife, Inc.	365,420
17,500	Morgan Stanley & Co.	305,725
4,000	PNC Financial Services Group, Inc.	266,680
3,500	Prudential Financial, Inc.	105,000
7,000	Raymond James Financial, Inc.	163,030
20,000	Regions Financial Corp.	221,800
5,500	Reinsurance Group of America, Inc.	205,370
2,500	Simon Property Group, Inc.	167,575
7,500	State Street Corp.	325,125
7,750	The Chubb Corp.	401,605
3,300	The Hartford Financial Services Group, Inc.	34,056
11,000	The Progressive Corp.	156,970
23,000	The Travelers Cos., Inc.	978,650
4,500	Torchmark Corp.	187,965
3,500	Transatlantic Holdings, Inc.	149,975
500	Tree.com, Inc.*	1,355
14,500	Trustmark Corp.	297,540
28,500	U.S. Bancorp.	849,585
10,500	United Rentals, Inc.*	107,625
13,250	Unum Group	208,688
7,250	Valley National Bancorp	137,750
2,600	Vornado Realty Trust	183,430
35,500	Wells Fargo & Co.	1,208,775
6,000	Zions Bancorp.	228,660

		14,906,096

The accompanying notes are an integral part of these financial statements.	7

COMMERCE VALUE FUND

Schedule of Investments (continued)

October 31, 2008

Shares	Description	Value
Common Stocks – (continued)
Health Services – 0.9%
19,500	IMS Health, Inc.	$ 279,630
8,250	WellPoint, Inc.*	320,678

		600,308

Health Technology – 13.0%
4,500	Amgen, Inc.*	269,505
13,500	Applied Biosystems, Inc.	416,205
6,000	Biogen Idec, Inc.*	255,300
21,000	Boston Scientific Corp.*	189,630
22,000	Eli Lilly & Co.	744,040
10,000	Hill-Rom Holdings, Inc.	227,600
9,000	Hospira, Inc.*	250,380
7,750	Invitrogen Corp.*	223,122
32,000	Johnson & Johnson	1,962,880
29,500	King Pharmaceuticals, Inc.*	259,305
23,000	Merck & Co., Inc.	711,850
134,000	Pfizer, Inc.	2,373,140
17,500	Wyeth	563,150

		8,446,107

Industrial Services – 1.3%
9,000	Patterson-UTI Energy, Inc.	119,430
23,000	Waste Management, Inc.	718,290

		837,720

Non-Energy Minerals – 1.0%
4,000	Freeport-McMoRan Copper & Gold, Inc.	116,400
9,000	Nucor Corp.	364,590
7,750	Reliance Steel & Aluminum Co.	194,060

		675,050

Process Industries – 3.1%
13,000	E. I. du Pont de Nemours and Co.	416,000
9,500	International Paper Co.	163,590
5,500	Lubrizol Corp.	206,690
11,500	Sigma-Aldrich Corp.	504,390
9,500	Sonoco Products Co.	239,210
10,000	The Dow Chemical Co.	266,700
8,000	The Scotts Miracle-Gro Co.	208,960

		2,005,540

Producer Manufacturing – 6.6%
15,000	Crane Co.	245,550
2,750	Eaton Corp.	122,650
5,000	Emerson Electric Co.	163,650
134,000	General Electric Co.	2,614,340
6,750	Honeywell International, Inc.	205,538
12,500	Illinois Tool Works, Inc.	417,375
8,750	Parker Hannifin Corp.	339,237
6,250	Tyco International Ltd.	158,000

		4,266,340

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 2.5%
7,750	BJ’s Wholesale Club, Inc.*	$ 272,800
8,750	Costco Wholesale Corp.	498,838
7,500	IAC/InterActiveCorp.*	125,700
22,000	The Gap, Inc.	284,680
9,000	The Home Depot, Inc.	212,310
3,500	Wal-Mart Stores, Inc.	195,335

		1,589,663

Technology Services – 2.5%
8,250	Affiliated Computer Services, Inc.*	338,250
8,000	BMC Software, Inc.*	206,560
43,000	CA, Inc.	765,400
10,500	Computer Sciences Corp.*	316,680

		1,626,890

Utilities – 4.7%
8,000	Alliant Energy Corp.	235,040
17,000	CenterPoint Energy, Inc.	195,840
7,250	DTE Energy Co.	255,925
28,250	Duke Energy Corp.	462,735
14,250	Edison International	507,157
7,250	PG&E Corp.	265,858
6,250	Progress Energy, Inc.	246,063
4,500	Questar Corp.	155,070
13,750	The Southern Co.	472,175
13,500	Xcel Energy, Inc.	235,170

		3,031,033

TOTAL COMMON STOCKS
(Cost $82,718,699)		$62,839,455

Exchange Traded Fund – 1.2%
15,000	iShares Russell 1000 Value Index Fund
(Cost $1,014,980)		$ 795,600

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.5%
State Street Bank & Trust Co.
$ 286,000	0.030%	11/03/08	$ 286,000
Maturity Value: $286,001
(Cost $286,000)

TOTAL INVESTMENTS – 98.8%
(Cost $84,019,679)			$63,921,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			804,573

NET ASSETS – 100.0%			$64,725,628

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $295,000 U.S. Treasury Bill, 0.000%, due 12/04/08 with a market value of $294,941

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/08	AS OF 10/31/07

Finance	23.0%	29.6%
Energy Minerals	16.8	12.1
Health Technology	13.0	9.0
Consumer Non-Durables	7.9	6.6
Communications	6.8	7.9
Producer Manufacturing	6.6	7.3
Utilities	4.7	3.7
Electronic Technology	4.2	6.1
Process Industries	3.1	4.1
Technology Services	2.5	3.3
Retail Trade	2.5	0.0
Consumer Services	1.8	4.7
Industrial Services	1.3	0.8
Exchange Traded Fund	1.2	1.2
Non-Energy Minerals	1.0	0.6
Health Services	0.9	1.5
Commercial Services	0.8	0.3
Short-Term Obligation	0.5	0.7
Consumer Durables	0.2	0.7

TOTAL INVESTMENTS	98.8%	100.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2008.

A conversation with Joe Williams, Portfolio Manager of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2008, the Fund generated an average annual total return of -39.07%. This return compares to the -42.56% average annual total return of the Russell Midcap Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Strong stock selection in the Fund was the biggest factor in the Fund’s outperformance of the benchmark, even though during the last year the market incurred one of the worst declines in history. During the first ten months of the decline the market differentiated between the strong and weak companies, but that all changed in September and October. Investors started selling the companies that were holding up well on a price basis and, by the end of October, virtually all stocks were down significantly, especially mid cap growth stocks.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Energy and oil service companies make up about 9% of the Russell Midcap Growth Index. As oil and oil service stocks declined in the summer, we moved the Fund’s exposure from 6.0% to 10.3%, a slight overweight. We also increased our consumer discretionary exposure from 7.5% to 9.8%. This sector was the hardest hit early in the year when the market started to decline. We also reduced our exposure to financials by 3.1% and technology issues by 7.0% over the year. Our technology exposure is now underweight relative to the Index.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Our consumer non-durable stock selection was particularly strong as these securities declined 4.8% versus the Index decline of 24.1%. Companies like Church & Dwight Co., Inc.* and The Clorox Co.* were strong performers. Another area of strength was in the financial sector. While not a large part of the Russell Midcap Growth Index, our financial securities declined 29.6% versus a decline of 51.4% for the Index.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Early in the summer, we added a 3.5% exposure to construction and engineering firms that service the energy and utility sectors. With the collapse of oil prices, Foster & Wheeler Ltd.*, Jacobs Engineering Group, Inc.* and The Shaw Group, Inc.* declined 60%, 62% and 71%, respectfully. We believe these declines were fueled by investors’ fear that many of the future projects would be canceled.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce MidCap Growth Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional Shares (commenced December 12, 1994)(a)	-39.07%	-0.60%	-0.26%	4.83%
Russell MidCap® Growth Index (as of December 1, 1994)(b)	-42.56%	-0.18%	2.19%	6.59%

MidCap Growth Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions for certain periods. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2008

Shares	Description	Value
Common Stocks – 94.5%
Commercial Services – 5.2%
8,100	Copart, Inc.*	$ 282,690
13,800	Dun & Bradstreet Corp.	1,016,922
11,500	Manpower, Inc.	357,995
8,800	The Brink’s Co.	426,712

		2,084,319

Communications – 5.0%
36,200	American Tower Corp.*	1,169,621
15,800	Embarq Corp.	474,000
47,200	Frontier Communications Corp.	359,192

		2,002,813

Consumer Durables – 0.8%
10,500	The Stanley Works	343,770

Consumer Non-Durables – 2.5%
7,780	Church & Dwight Co., Inc.	459,720
8,800	The Clorox Co.	535,128

		994,848

Consumer Services – 3.6%
11,200	Chipotle Mexican Grill, Inc. Class A*	568,400
14,500	Weight Watchers International, Inc.	453,560
15,500	Yum! Brands, Inc.	449,655

		1,471,615

Distribution Services – 1.0%
11,100	MSC Industrial Direct Co., Inc.	398,046

Electronic Technology – 12.1%
9,690	Harris Corp.	348,355
47,000	Juniper Networks, Inc.*	880,780
5,646	L-3 Communications Holdings, Inc.	458,286
28,400	Linear Technology Corp.	644,112
10,700	MEMC Electronic Materials, Inc.*	196,666
17,490	Microchip Technology, Inc.	430,779
5,100	Precision Castparts Corp.	330,531
17,765	Rockwell Collins, Inc.	661,391
10,000	Western Digital Corp.*	165,000
42,200	Xilinx, Inc.	777,324

		4,893,224

Energy Minerals – 5.8%
16,200	CONSOL Energy, Inc.	508,518
24,700	Denbury Resources, Inc.*	313,937
11,800	Murphy Oil Corp.	597,552
9,900	Noble Energy, Inc.	513,018
9,800	St. Mary Land & Exploration Co.	243,922
8,200	W&T Offshore, Inc.	157,194

		2,334,141

Finance – 5.9%
9,495	Eaton Vance Corp.	208,890
15,928	Federated Investors, Inc. Class B	385,458
6,400	Health Care REIT, Inc.	284,864
14,700	Northern Trust Corp.	827,757

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
17,000	T. Rowe Price Group, Inc.	$ 672,180

		2,379,149

Health Services – 4.5%
13,780	Cerner Corp.*	513,029
51,640	IMS Health, Inc.	740,518
4,100	Laboratory Corporation of America Holdings*	252,109
5,592	Stericycle, Inc.*	326,741

		1,832,397

Health Technology – 12.8%
10,540	Allergan, Inc.	418,122
10,400	Applied Biosystems, Inc.	320,632
11,080	C. R. Bard, Inc.	977,810
8,300	Cephalon, Inc.*	595,276
23,300	DENTSPLY International, Inc.	707,854
21,000	Forest Laboratories, Inc.*	487,830
14,140	IDEXX Laboratories, Inc.*	497,587
24,936	Invitrogen Corp.*	717,907
9,900	Varian Medical Systems, Inc.*	450,549

		5,173,567

Industrial Services – 7.0%
33,100	Dresser-Rand Group, Inc.*	741,440
7,100	ENSCO International, Inc.	269,871
17,300	Foster Wheeler Ltd.*	474,020
13,386	Jacobs Engineering Group, Inc.*	487,652
6,600	National-Oilwell Varco, Inc.*	197,274
10,300	Noble Corp.	331,763
10,600	Oil States International, Inc.*	245,178
5,000	The Shaw Group, Inc.*	89,450

		2,836,648

Process Industries – 6.0%
40,500	Crown Holdings, Inc.*	817,290
17,500	PPG Industries, Inc.	867,650
13,736	Sigma-Aldrich Corp.	602,461
7,100	Terra Industries, Inc.	156,129

		2,443,530

Producer Manufacturing – 6.8%
13,800	AGCO Corp.*	434,976
6,500	AMETEK, Inc.	216,125
9,500	Cummins, Inc.	245,575
9,700	Energizer Holdings, Inc.*	473,942
9,578	ITT Corp.	426,221
5,800	Lincoln Electric Holdings, Inc.	250,270
18,250	Parker Hannifin Corp.	707,553

		2,754,662

Retail Trade – 6.3%
18,600	Dollar Tree, Inc.*	707,172
11,400	GameStop Corp.*	312,246
20,260	Nordstrom, Inc.	366,503

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
28,500	The TJX Cos., Inc.	$ 762,660
14,400	Tiffany & Co.	395,280

		2,543,861

Technology Services – 7.6%
27,775	Adobe Systems, Inc.*	739,926
9,100	Autodesk, Inc.*	193,921
20,200	CA, Inc.	359,560
14,600	Hewitt Associates, Inc.*	407,194
13,800	McAfee, Inc.*	449,190
32,860	Paychex, Inc.	937,824

		3,087,615

Utilities – 1.6%
32,200	CenterPoint Energy, Inc.	370,944
13,000	DPL, Inc.	296,530

		667,474

TOTAL COMMON STOCKS
(Cost $50,921,491)		$38,241,679

Exchange Traded Fund – 4.4%
52,400	iShares Russell Midcap Growth Index Fund
(Cost $2,587,373)		$ 1,765,356

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.3%
State Street Bank & Trust Co.
$ 523,000	0.030%	11/03/08	$ 523,000
Maturity Value: $523,001
(Cost $523,000)

TOTAL INVESTMENTS – 100.2%
(Cost $54,031,864)			$40,530,035

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(85,868)

NET ASSETS – 100.0%			$40,444,167

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $535,000 U.S Treasury Bill, 0.000%, due 12/04/08 with a market value of $534,893.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/08	AS OF 10/31/07

Health Technology	12.8%	11.9%
Electronic Technology	12.1	17.8
Technology Services	7.6	11.3
Industrial Services	7.0	8.4
Producer Manufacturing	6.8	5.8
Retail Trade	6.3	1.9
Process Industries	6.0	5.1
Finance	5.9	8.0
Energy Minerals	5.8	2.3
Commercial Services	5.2	5.0
Communications	5.0	3.7
Health Services	4.5	7.1
Exchange Traded Fund	4.4	0.0
Consumer Services	3.6	7.0
Consumer Non-Durables	2.5	2.5
Utilities	1.6	0.0
Short-Term Obligation	1.3	1.4
Distribution Services	1.0	0.0
Consumer Durables	0.8	1.5

TOTAL INVESTMENTS	100.2%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2008.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2008, the Fund generated an average annual total return of -1.37%. This return compares to the 0.30% average annual total return of the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index).

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s underweight position in Treasuries accounted for most of the under performance relative to its benchmark. To a lesser extent, the maturity structure of the Fund detracted from performance. Interest rates during the period declined across the yield curve, especially in the 3-5 year maturity range. The Fund was underweighted in this maturity range relative to its benchmark. An underweight position in BBB corporates and timely trades out of some of the Fund’s financial holdings helped contribute positively to the Fund’s performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund raised its mortgage backed securities (MBS) allocation while Treasury and agency exposures were reduced. The sub prime mortgage problem provided some buying opportunities in the MBS sector.

The Fund’s average credit quality was increased over the year due to concerns about the credit crisis, housing problems, and the slowing economy. We did this by reducing our lowest rated holdings in the corporate sector and focusing new purchases on higher rated fixed income securities. The Fund should benefit if spreads widen, as we anticipate.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Our emphasis on higher credit quality holdings and less BBB corporate debt enhanced the Fund’s return during the period. Also, within corporates our focus on non-cyclical companies (e.g., health care, consumer products) helped performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s average maturity and duration were positioned below the benchmark’s numbers during most of the year. Concern about too much Fed stimulus and rising inflation expectations did not develop as anticipated. With interest rates declining during the period, this strategy hurt the Fund’s performance. The Fund’s targeted overweight position in spread sectors (i.e., agencies, corporates, MBS) and underweight position in Treasuries also hindered performance. During the time period, securities subject to spreads lagged Treasuries because spreads widened across the board as risk increased with the growing credit crisis. Non-agency mortgages were an example of the Fund’s spread related investments that detracted from performance as liquidity dried up in that sector.

COMMERCE BOND FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional shares (commenced December 12, 1994)(a)	-1.37%	3.16%	4.24%	5.68%
Barclays Capital U.S. Aggregate Bond Index (as of December 12, 1994)(b)	0.30%	3.48%	5.00%	6.40%

Bond Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions for certain periods. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Capital Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.6%
Auto(a) – 0.9%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$4,770,000	5.080%	11/25/11	$ 4,240,525

Commercial – 1.3%
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,500,000	6.462	03/15/31	6,224,425

Credit Card – 1.4%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	4,364,496
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	2,819,425

			7,183,921

Home Equity – 4.1%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,880,390	5.407	06/25/32	3,407,238
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,241,945	5.667	04/25/37	941,769
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
126,787	8.180	12/25/29	124,939
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,645,401	3.750	09/25/33	1,484,006
Lehman XS Trust Series 2005-1, Class 1A4(b)
1,697,958	3.599	07/25/35	1,205,575
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
3,722,720	3.400	03/25/33	3,136,133
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
1,753,723	8.350	03/25/25	1,670,728
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
1,634,943	8.480	09/25/30	1,454,543
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
2,653,765	4.470	07/25/18	2,500,575
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
5,296,442	6.740	07/25/29	4,166,603

			20,092,109

Manufactured Housing – 2.6%
Green Tree Financial Corp. Series 1993-4, Class A5
3,205,064	7.050	01/15/19	3,094,710
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,581,511	7.650	09/15/26	1,567,194
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,842,611	7.900	06/15/27	1,961,052
Green Tree Financial Corp. Series 1996-6, Class A6
531,646	7.950	09/15/27	544,070

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1997-3, Class A6
$ 120,196	7.320%	03/15/28	$ 115,924
Green Tree Financial Corp. Series 1998-3, Class A5
992,545	6.220	03/01/30	875,233
Green Tree Financial Corp. Series 1998-3, Class A6(b)
683,269	6.760	03/01/30	614,846
Green Tree Financial Corp. Series 1999-1, Class M2(b)
735,981	7.340	11/01/28	122,604
Lehman Manufactured Housing Contract Series 2001-B, Class A3
616,634	4.350	05/15/14	509,899
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
3,417,648	7.650	04/15/27	3,538,398

			12,943,930

Student Loans – 1.3%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranteed Student Loans)(c)
3,570,000	4.910	12/15/08	3,572,356
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
3,000,000	4.266	10/30/45	3,000,000

			6,572,356

TOTAL ASSET-BACKED SECURITIES
(Cost $63,631,140)			$57,257,266

Taxable Municipal Bond Obligations – 6.5%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$1,295,000	4.790%	04/01/15	$1,233,099

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	759,757
500,000	4.790	10/01/11	499,845

			1,259,602

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	2,987,784

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,031,646

Indiana – 1.1%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,741,797
2,805,000	5.650	07/15/13	2,797,875

			5,539,672

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
$ 255,000	5.360%	05/01/11	$ 259,508
2,485,000	5.430	05/01/12	2,526,748

			2,786,256

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,527,084

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	981,280

New York – 0.8%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	3,831,977

Ohio – 0.6%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
3,140,000	4.600	02/15/09	3,141,696

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	1,991,700

Oregon – 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	787,135

Rhode Island – 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	686,031
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,088,669

			2,774,700

Washington – 0.5%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.490	07/01/11	2,334,300

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $32,608,477)			$32,207,931

Commercial Mortgage Backed Security – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$4,663,123	5.681%	08/10/16	$ 4,615,738
(Cost $4,674,781)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – 28.7%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$3,494,786	5.500%	02/25/18	$3,252,351
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.106	06/25/34	4,407,584
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,600,103	5.674	11/25/35	3,083,406
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,601,860	5.250	01/25/34	1,364,845
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
1,695,444	5.500	08/25/21	1,418,875
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,476,150	5.838	12/25/35	1,659,485
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,888,892	5.250	09/25/19	1,694,770
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,895,260	4.750	12/25/18	1,799,330
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
1,216,047	6.000	07/25/37	704,547
FHLMC REMIC PAC Series 1579, Class PM
792,807	6.700	09/15/23	822,392
FHLMC REMIC PAC Series 2103, Class TE
758,439	6.000	12/15/28	764,973
FHLMC REMIC PAC Series 2110, Class PG
3,682,224	6.000	01/15/29	3,713,586
FHLMC REMIC PAC Series 2633, Class PC
4,379,872	4.500	07/15/15	4,392,123
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	1,979,897
FHLMC REMIC PAC Series 2644, Class BM
1,795,000	4.500	01/15/26	1,798,764
FHLMC REMIC PAC Series 2716, Class DT
1,920,134	5.000	02/15/30	1,897,711
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	3,960,253
FHLMC REMIC PAC Series 2791, Class KE
2,400,000	5.500	05/15/29	2,421,331
FHLMC REMIC PAC Series 2836, Class XQ
830,000	4.500	09/15/27	831,007
FHLMC REMIC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,620,326
FHLMC REMIC PAC Series 3259, Class EA
937,760	5.000	05/15/27	945,446
FHLMC REMIC Series 2391, Class Z
6,021,117	6.000	12/15/31	5,846,784
FHLMC REMIC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,422,267
FHLMC REMIC Series 2524, Class WC
1,382,949	6.000	11/15/28	1,403,605

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC Series 2603, Class C
$2,620,000	5.500%	04/15/23	$ 2,502,535
FHLMC REMIC Series 2672, Class NH
4,400,000	4.000	09/15/18	4,030,711
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	728,520
FHLMC REMIC Series 2742, Class K
4,915,000	4.000	01/15/19	4,492,029
FHLMC REMIC Series 2840, Class JL
2,861,818	4.500	06/15/23	2,796,036
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	2,885,114
FHLMC REMIC TAC Series 2658, Class A
2,361,179	4.500	08/15/18	2,224,230
FHLMC Series T-58, Class 1A3
237,242	4.391	11/25/38	237,129
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,670,516	6.500	09/25/31	1,720,169
FNMA REMIC PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,244,205
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	2,843,965
FNMA REMIC PAC Series 2003-14, Class AP
519,642	4.000	03/25/33	484,756
FNMA REMIC PAC Series 2003-16, Class PN
3,267,797	4.500	10/25/15	3,272,065
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,303,067
FNMA REMIC Series 2002-73, Class OE
4,019,000	5.000	11/25/17	3,946,561
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,139,368
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	679,043
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	521,026
FNMA Series 2003-W6, Class 2A32
581,626	6.500	09/25/42	609,222
GNMA Series 1998-12, Class EB
1,047,574	6.500	05/20/28	1,092,180
GNMA Series 2003-88, Class AC
1,380,598	2.914	06/16/18	1,381,590
Impac CMB Trust Series 2004-4, Class 2A2
7,131,886	5.584	09/25/34	6,204,822
Impac Secured Assets Corp. Series 2004-2, Class A6
1,851,879	5.740	08/25/34	1,683,361
Master Asset Securitization Trust Series 2004-3, Class 5A1
504,705	6.250	01/25/32	461,017
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
4,584,359	6.000	08/25/37	3,749,850

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
$7,596,880	6.081%	11/25/21	$ 6,132,111
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
594,772	5.450	07/25/35	491,988
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
4,213,502	4.750	04/25/33	3,623,343
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,061,968	6.000	05/25/33	2,747,702
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,320,821	5.000	05/25/18	1,294,517
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
8,215,889	5.500	12/25/21	7,837,225
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
4,584,290	5.500	06/25/20	4,401,468
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,812,476	5.000	06/25/18	1,681,071
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
1,037,309	5.250	01/25/20	1,002,811
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	392,874

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $148,985,966)			$142,043,339

Commercial Mortgages – 3.2%
FNMA Series 2000-M2, Class C(b)
$1,411,769	7.082%	07/17/22	$ 1,422,489
GNMA Series 2002-62, Class B
950,083	4.763	01/16/25	957,902
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,542,630
GNMA Series 2003-38, Class JC(b)
602,967	7.002	08/16/42	627,177
GNMA Series 2004-09, Class A
1,711,482	3.360	08/16/22	1,698,508
GNMA Series 2004-45, Class A
2,670,665	4.020	12/16/21	2,659,063
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,010,808

TOTAL COMMERCIAL MORTGAGES
(Cost $16,153,047)			$ 15,918,577

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 22.5%
Aerospace/Defense – 0.2%
Lockheed Martin Corp.
$1,366,000	6.150%	09/01/36	$ 1,171,315

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,191,976
Diageo Capital PLC
1,565,000	7.375	01/15/14	1,590,918

			2,782,894

Cable TV – 1.0%
Comcast Corp.
1,000,000	5.850	01/15/10	980,210
1,805,000	4.950	06/15/16	1,461,303
1,250,000	6.400	05/15/38	956,051
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	1,824,566

			5,222,130

Commercial Banks – 0.9%
Credit Suisse New York
1,500,000	5.000	05/15/13	1,352,777
Wachovia Corp.
3,125,000	5.300	10/15/11	2,949,778

			4,302,555

Computers – 0.8%
International Business Machines Corp.
3,000,000	6.500	10/15/13	3,086,433
Intuit, Inc.
1,000,000	5.400	03/15/12	902,502

			3,988,935

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.200	01/15/10	926,201

Electric – 1.9%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	1,957,768
Connecticut Light & Power Co.
415,000	5.650	05/01/18	360,145
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,401,827
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,198,854
PacifiCorp
2,400,000	5.650	07/15/18	2,100,211
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,208,294
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,444,523

			9,671,622

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – 7.0%
Bank of America Corp.
$2,700,000	6.000%	09/01/17	$ 2,363,523
1,270,000	5.650	05/01/18	1,091,604
Bank One Corp.(b)
1,000,000	9.875	03/01/19	972,830
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,215,012
1,000,000	7.250	02/01/18	941,408
Citigroup, Inc.
1,355,000	6.000	02/21/12	1,283,818
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,089,402
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	1,762,053
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,121,353
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,154,749
1,000,000	6.150	04/25/13	922,701
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	5,405,664
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,163,138
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,211,530
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,858,869
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	1,371,371
Wells Fargo & Co.
2,000,000	5.625	12/11/17	1,764,382

			34,693,407

Food – 0.8%
General Mills, Inc.
1,000,000	5.250	08/15/13	946,484
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,279,309
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	793,534

			4,019,327

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,347,969

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,273,483

Industrial – 0.6%
Receipts on Corporate Securities Trust NSC-1998-1
2,598,188	6.375	05/15/17	2,853,122

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Multimedia – 0.9%
AOL Time Warner
$ 3,170,000	6.750%	04/15/11	$ 2,949,951
The McGraw-Hill Companies, Inc.
1,500,000	5.375	11/15/12	1,298,588

			4,248,539

Oil & Gas – 0.6%
Apache Corp.
1,250,000	7.375	08/15/47	1,080,963
Tosco Corp.
2,095,000	8.125	02/15/30	2,031,848

			3,112,811

Pharmaceuticals – 0.4%
GlaxoSmithKline Capital, Inc.
2,350,000	4.850	05/15/13	2,229,022

Real Estate – 0.9%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	913,301
ProLogis
2,280,000	5.250	11/15/10	1,487,103
Simon Property Group LP
2,235,000	5.375	06/01/11	2,001,366

			4,401,770

Retail – 0.4%
Target Corp.
1,000,000	5.125	01/15/13	913,948
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,079,035

			1,992,983

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,841,590

Telecommunications – 0.4%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,203,568

Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	4,798,297
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	1,571,990

			6,370,287

Yankee – 2.4%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	701,311
955,000	5.250	12/15/15	811,019
Canadian National Railway Co.
1,190,000	6.200	06/01/36	925,301

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
Deutsche Telekom International Finance BV
$ 1,335,000	8.500%		06/15/10	$ 1,314,882
France Telecom SA
1,286,000	7.750		03/01/11	1,271,957
Swiss Bank Corp.
7,335,000	7.375		06/15/17	6,794,741

				11,819,211

TOTAL CORPORATE OBLIGATIONS
(Cost $126,159,377)				$111,472,741

Foreign Debt Obligation – 1.1%
Sovereign – 1.1%
Egypt Agency for International Development
$ 5,700,000	4.450%		09/15/15	$ 5,666,427
(Cost $5,435,050)

Mortgage-Backed Pass-Through Obligations – 11.8%
FHLMC
$ 82,892	6.000%		12/01/13	$ 84,073
147,760	8.500		02/01/19	158,627
2,195,024	4.500		12/01/19	2,096,390
176,145	8.500		03/01/21	188,993
1,041,755	7.000		05/01/26	1,074,898
94,041	7.000		10/01/30	96,620
138,374	7.500		12/01/30	146,471
259,433	7.500		01/01/31	274,613
545,422	7.000		08/01/31	559,714
5,531,980	5.000		05/01/33	5,247,544
4,500,148	5.500		06/01/33	4,399,551
1,060,560	4.262	(b)	05/01/34	1,055,906
3,749,591	5.267	(b)	01/01/36	3,739,630
FNMA
14,482	5.500		01/01/09	14,479
44,551	7.000		07/01/09	45,374
27,481	6.500		02/01/12	28,698
139,369	6.000		12/01/13	140,476
75,271	6.500		07/01/14	77,101
118,551	9.000		11/01/21	128,617
79,954	6.500		08/01/24	81,883
104,219	6.500		09/01/24	106,733
111,443	9.000		02/01/25	121,844
18,793	6.500		03/01/26	19,247
47,349	8.000		07/01/28	50,106
223,537	6.500		10/01/28	228,790
151,728	5.841	(b)	12/01/28	154,685
59,568	6.500		01/01/29	60,968
131,375	6.000		07/01/29	132,189
128,979	7.500		09/01/29	135,609
123,476	7.000		03/01/31	127,900
56,834	7.500		03/01/31	59,629
314,992	7.000		11/01/31	326,203

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 639,406	7.000%		01/01/32	$ 662,165
1,972,964	6.000		12/01/32	1,979,643
4,166,203	5.000		02/01/33	3,955,896
719,580	5.263	(b)	02/01/33	723,797
7,333,823	5.500		03/01/33	7,182,181
2,470,478	5.000		07/01/33	2,345,771
8,822,198	4.500		08/01/33	8,030,221
2,846,238	5.000		02/01/34	2,700,783
1,229,317	5.036	(b)	10/01/34	1,234,604
2,949,739	5.099	(b)	02/01/35	2,918,800
GNMA
248,411	8.000		02/15/22	266,189
132,846	7.500		08/20/25	140,083
547,910	7.500		07/20/26	577,343
779,222	6.500		04/15/31	791,554
956,403	6.500		05/15/31	971,539
2,746,034	5.500		04/15/33	2,699,910

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $59,670,730)				$ 58,344,040

U.S. Government Agency Obligations – 7.6%
Farmer Mac Gtd.(a)
$11,000,000	5.500%		07/15/11	$ 11,640,530
FFCB
6,135,000	4.500		05/06/14	6,093,822
2,860,000	5.190		04/22/21	2,792,355
FHLB
1,915,000	5.375		08/15/24	1,875,645
2,650,000	7.125		02/15/30	3,130,148
FHLMC
2,500,000	6.750		03/15/31	2,841,238
FNMA
1,300,000	5.080		06/24/18	1,253,773
Tennessee Valley Authority
1,000,000	7.125		05/01/30	1,160,620
4,410,000	5.880		04/01/36	4,453,615
2,300,000	5.500		06/15/38	2,200,571

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,297,568)				$ 37,442,317

U.S. Treasury Obligations – 4.3%
United States Treasury Bonds
$ 2,000,000	5.500%		08/15/28	$ 2,184,062
3,015,000	6.250		05/15/30	3,644,381
United States Treasury Notes
2,500,000	3.500		05/31/13	2,594,335
4,000,000	4.250		11/15/14	4,289,688
7,965,000	4.000		02/15/15	8,323,425

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,834,867)				$ 21,035,891

Shares	Description	Value
Exchange Traded Fund – 0.5%
297,619	Vanguard Intermediate-Term Investment Grade Fund
(Cost $2,500,000)		$ 2,431,548

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(d) – 0.7%
State Street Bank & Trust Co.
$ 3,646,000	0.030%	11/03/08	$ 3,646,000
Maturity Value: $3,646,009
(Cost $3,646,000)

TOTAL INVESTMENTS – 99.4%
(Cost $520,597,003)			$492,081,815

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			3,086,547

NET ASSETS – 100.0%			$495,168,362

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $31,740,617, which represents approximately 6.4% of net assets as of October 31, 2008.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2008.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $3,720,000 U.S. Treasury Bill, 0.000%, due 12/04/08 with a market value of $3,719,256.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2008

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/08	AS OF 10/31/07

Collateralized Mortgage Obligations	28.7%	29.6%
Corporate Obligations	22.5	17.8
Mortgage-Backed Pass-Through Obligations	11.8	12.6
Asset-Backed Securities	11.6	14.3
U.S. Government Agency Obligations	7.6	8.7
Municipal	6.5	6.2
U.S. Treasury Obligations	4.3	4.8
Commercial Mortgages	3.2	3.5
Foreign Debt Obligation	1.1	1.0
Commercial Mortgage Backed Security	0.9	0.9
Short-Term Obligation	0.7	0.6
Exchange Traded Fund	0.5	0.0

TOTAL INVESTMENTS	99.4%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2008.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2008, the Fund generated an average annual total return of 3.60%. This return compares to the 7.34% average annual total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: An underweight position in Treasuries contributed to most of the Fund’s under performance relative to its benchmark. The Fund’s performance was also negatively impacted by the widening of mortgage spreads during the year, which adversely affected the Fund’s mortgage-related holdings. The credit crisis led to investors requiring a higher risk premium for mortgage-backed securities.

The Fund’s average maturity and duration were shorter than the benchmark’s numbers over most of the period. With interest rates declining over the time period, this detracted from performance. The Fund’s portfolio carried a higher yield than that of the benchmark, which enhanced performance. However this was not enough to offset the drag from the widening of mortgage spreads during the year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Towards the end of the period the Fund’s average maturity and duration were moved to be in line with the benchmark’s numbers and we initiated exposure to Treasury Inflation-Protected Securities (TIPS). The recent decline in inflation expectations led to a precipitous drop in TIPS prices. The Fund purchased some TIPS to take advantage of the low level of breakeven inflation rates.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Selling short maturity government agency securities and replacing them with longer maturity agencies contributed positively to the Fund’s performance over the period by providing more yield and duration as interest rates declined.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s strategic overweight allocation to mortgage-backed securities detracted from performance over the past fiscal year. The mortgage sector lagged Treasury issues and U.S. agency debentures during the period. Exposure to non-agency mortgage holdings also detracted from performance as liquidity dried up in that sector in response to the credit crisis.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce Short-Term Government Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional shares (commenced December 12, 1994)(a)	3.60%	3.06%	4.07%	5.08%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(b)	7.34%	4.08%	4.94%	5.86%

Short-Term Government Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Security – 0.4%
Home Equity – 0.4%
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
$ 497,288	3.529%	12/25/35	$ 294,547
(Cost $459,991)

Commercial Mortgage Backed Security – 2.3%
Small Business Administration Series 2006-P10B, Class 1
$1,865,249	5.681%	08/10/16	$ 1,846,295
(Cost $1,878,656)

Collaterized Mortgage Obligations – 20.7%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 996,824	5.010%	10/25/34	$962,722
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
218,858	5.013	09/20/34	183,324
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
372,507	4.456	09/25/34	274,320
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
742,727	4.750	12/25/18	705,133
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
145,133	5.000	02/25/18	134,611
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
983,998	3.779	11/19/33	852,738
FHLMC PAC Series 023, Class PK
601,411	6.000	11/25/23	615,155
FHLMC REMIC PAC Series 041, Class F
111,437	10.000	05/15/20	117,332
FHLMC REMIC PAC Series 159, Class H
40,264	4.500	09/15/21	40,200
FHLMC REMIC PAC Series 1614, Class MB
133,595	6.500	12/15/09	134,964
FHLMC REMIC PAC Series 2022, Class PE
149,406	6.500	01/15/28	152,813
FHLMC REMIC PAC Series 2109, Class PE
544,189	6.000	12/15/28	548,762
FHLMC REMIC PAC Series 2345, Class PQ
80,459	6.500	08/15/16	84,074
FHLMC REMIC PAC Series 2389, Class CD
78,763	6.000	03/15/16	79,878
FHLMC REMIC PAC Series 2439, Class LG
436,353	6.000	09/15/30	441,213
FHLMC REMIC PAC Series 2594, Class OR
336,874	4.250	06/15/32	330,777
FHLMC REMIC PAC Series 2626, Class KA
741,288	3.000	03/15/30	697,857
FHLMC REMIC PAC Series 2760, Class EC
100,000	4.500	04/15/17	97,784

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 3117, Class PC
$ 800,000	5.000%	06/15/31	$ 797,892
FHLMC REMIC Series 2584, Class LX
306,579	5.500	12/15/13	313,558
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
22,018	0.000	04/25/24	21,928
FHLMC Series T-58, Class 1A3
158,162	4.391	11/25/38	158,086
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
49,618	0.000	06/25/22	41,020
FNMA REMIC PAC Series 1992-129, Class L
332,716	6.000	07/25/22	340,401
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
53,155	0.000	10/25/22	50,730
FNMA REMIC PAC Series 1998-36, Class J
220,990	6.000	07/18/28	223,057
FNMA REMIC PAC Series 2001-71, Class MB
487,459	6.000	12/25/16	502,713
FNMA REMIC PAC Series 2001-76, Class UC
193,664	5.500	11/25/15	195,034
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	527,082
FNMA REMIC PAC Series 2003-14, Class AP
698,678	4.000	03/25/33	651,773
FNMA REMIC PAC Series 2003-74, Class PR
921,000	4.000	11/25/25	917,283
FNMA REMIC Series 1991-137, Class H
150,723	7.000	10/25/21	159,022
FNMA REMIC Series 1993-140, Class J
241,874	6.650	06/25/13	244,027
FNMA REMIC Series 1993-182, Class FA(a)
45,268	3.370	09/25/23	44,190
FNMA REMIC Series 1993-183, Class K
126,413	6.500	07/25/23	128,459
FNMA Series 2003-W17, Class 1A6
100,000	5.310	08/25/33	101,499
GNMA Series 1998-12, Class EB
261,894	6.500	05/20/28	273,045
GNMA Series 2001-53, Class F(a)
65,086	4.628	10/20/31	64,188
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
921,305	4.537	04/21/34	811,243
Master Asset Securitization Trust Series 2003-6, Class 9A1
637,412	4.250	07/25/33	592,596
Master Asset Securitization Trust Series 2004-3, Class 5A1
240,009	6.250	01/25/32	219,234
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
633,649	4.750	04/25/34	560,515

The accompanying notes are an integral part of these financial statements.	25

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate		Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
$ 513,083	5.000%		05/25/18	$ 502,864
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
74,389	6.250		12/25/23	74,220
Vendee Mortgage Trust Series 1996-2, Class 1Z
292,749	6.750		06/15/26	310,754
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
648,174	5.750		12/25/32	629,468
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
326,246	5.000		06/25/18	302,593

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $16,833,395)				$16,212,131

Commercial Mortgages – 6.7%
FNMA Series 2000-M2, Class C(a)
$ 491,050	7.082%		07/17/22	$ 494,779
GNMA REMIC Series 2004-51, Class A
176,940	4.145		02/16/18	176,413
GNMA Series 2004-09, Class A
766,215	3.360		08/16/22	760,406
GNMA Series 2004-20, Class C
1,700,000	4.430		04/16/34	1,669,901
GNMA Series 2004-45, Class A
1,001,500	4.020		12/16/21	997,149
GNMA Series 2004-60, Class C(a)
1,150,000	5.240		03/16/28	1,152,486

TOTAL COMMERCIAL MORTGAGES
(Cost $5,326,787)				$ 5,251,134

Mortgage-Backed Pass-Through Obligations – 7.9%
FHLMC
$ 800,000	4.000%		06/12/13	$ 793,212
215,834	5.500		08/01/17	216,357
729,893	5.500		09/01/21	728,014
144,276	6.000		10/01/23	145,913
830,643	5.670	(a)	05/01/36	840,099
FNMA
5,008	7.000		03/01/09	5,040
385,399	4.500		11/01/09	388,283
3,896	6.500		02/01/12	4,068
196,723	6.500		09/01/13	201,445
232,618	10.500		11/01/15	251,863
240,176	6.000		07/01/16	243,010
9,959	6.195	(a)	08/01/23	10,249
4,465	9.000		07/01/24	4,871
17,956	5.841	(a)	12/01/28	18,306
95,452	7.000		11/01/31	98,849
717,297	6.000		07/01/33	719,726

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 869,981	4.358	%(a)	02/01/34	$ 875,953
573,222	5.036	(a)	10/01/34	575,688
GNMA
16,556	8.000		07/15/17	17,753
541	5.125	(a)	11/20/24	545
1,113	5.125	(a)	12/20/24	1,125
18,304	5.375	(a)	04/20/26	18,369
18,193	5.625	(a)	08/20/26	18,272
22,030	5.375	(a)	01/20/28	22,123

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $5,510,021)				$ 6,199,133

U.S. Government Agency Obligations – 42.7%
Farmer Mac Gtd.
$3,000,000	5.500	%(c)	07/15/11	$3,174,690
FFCB
237,000	6.890		09/13/10	252,554
250,000	7.000		09/01/15	279,415
500,000	6.125		12/29/15	532,651
FHLB
250,000	5.365		12/11/08	250,770
125,000	5.900		03/26/09	126,699
35,000	5.985		04/09/09	35,528
3,500,000	5.250		06/19/09	3,555,444
900,000	4.625		11/19/10	900,757
750,000	5.000		03/11/11	777,971
1,640,000	3.375		06/24/11	1,631,880
1,250,000	4.750		12/09/11	1,294,593
1,000,000	3.500		03/08/13	970,915
1,000,000	3.625		10/18/13	964,554
FHLMC
2,000,000	4.875		02/09/10	2,044,570
3,700,000	5.000		10/18/10	3,825,633
1,500,000	4.625		10/25/12	1,527,962
FNMA
5,500,000	7.250		01/15/10	5,764,148
1,000,000	6.000		05/15/11	1,061,607
1,000,000	6.125		03/15/12	1,081,156
850,000	3.625		02/12/13	833,532
1,500,000	4.375		03/15/13	1,514,508
FNMA Interest-Only Stripped Security(b)
150,000	0.000		02/01/09	149,424
Tennessee Valley Authority
900,000	6.790		05/23/12	979,886

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,146,352)				$33,530,847

U.S. Treasury Obligations – 17.6%
United States Treasury Inflation Protected Securities
$1,218,660	3.000%		07/15/12	$ 1,188,479
1,185,850	2.000		01/15/14	1,086,258

26	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities – (continued)
$1,162,430	2.000%	07/15/14	$ 1,062,897
United States Treasury Notes
3,000,000	4.000	06/15/09	3,049,686
1,500,000	4.125	08/15/10	1,572,538
3,000,000	4.500	11/15/10	3,186,798
2,000,000	5.125	06/30/11	2,177,500
435,000	4.500	04/30/12	471,023

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,382,967)			$13,795,179

Repurchase Agreement(d) – 0.9%
State Street Bank & Trust Co.
$ 716,000	0.030%	11/03/08	$ 716,000
Maturity Value: $716,002
(Cost $716,000)

TOTAL INVESTMENTS – 99.2%
(Cost $78,254,169)			$77,845,266

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			609,310

NET ASSETS – 100.0%			$78,454,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2008.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,174,690, which represents approximately 4.0% of net assets as of October 31, 2008.
(d)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $735,000 U.S. Treasury Bill, 0.000%, due 12/04/08 with a market value of $734,853.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/08	AS OF 10/31/07

U.S. Government Agency Obligations	42.7%	43.5%
Collateralized Mortgage Obligations	20.7	24.1
U.S. Treasury Obligations	17.6	13.9
Mortgage-Backed Pass-Through Obligations	7.9	6.9
Commercial Mortgages	6.7	6.7
Commercial Mortgage-Backed Security	2.3	2.3
Short-Term Obligation	0.9	1.4
Asset-Backed Security	0.4	0.6

TOTAL INVESTMENTS	99.2%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free

Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2008.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2008, the National Tax-Free Intermediate Bond Fund generated an average annual total return of -1.47%.

Over the one-year period ended October 31, 2008, the Missouri Tax-Free Intermediate Bond Fund generated an average annual total return of 0.10%.

Over the one-year period ended October 31, 2008, the Kansas Tax-Free Intermediate Bond Fund generated an average annual total return of 0.01%.

These returns compare to the 0.53% average annual total return of the Barclays Capital 3-15 Year Blend Index (formerly known as Lehman Brothers 3-15 Year Blend Index).

Q: What were the material factors that affected each Fund’s performance relative to its benchmark during the reporting period?

A: We just went through one of the most turbulent years for all financial markets, including the municipal market. The municipal market faced a lot of ups and downs, including the downgrade of most municipal bond insurers, the imploding of the ARC’s (adjustable rate contracts) and variable rate markets, as well as a rush to safety. On the Missouri and Kansas Funds, we were generally shorter in maturity and up in quality compared to the benchmark which helped those returns, although we still lagged the benchmark. We were a bit longer in the National Fund, which brought the performance there down even more in comparison. We are continuing to monitor the municipal bond insurance companies and their ratings in regard to how they affect the performance of specific bonds. In addition, we examine the underlying rating of the issuer regardless of the presence of insurance. At this point, we believe our credit rating analyses has served the Funds well. We intend to continue to base our valuations on bonds strictly on the rating of the issuer and to discount any value provided by insurance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: One of the biggest changes in the Funds over the last year was in regard to maturity and credit ratings. Throughout the year, we endeavored to purchase bonds with longer maturities that are at least single A rated. Additionally, we focused on revenue bond issues for non-essential services. We were able to do this at a faster pace in the National Fund as opposed to the Missouri or Kansas Fund. As it turns out, we made this move a bit early, which ultimately hurt each Fund’s performance through fiscal year end. Taking a longer term view, we feel these bonds represent tremendous value.

Q: Could you describe some specific holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were some of our shorter, high quality positions such as Butler Cnty KY S/D Corp Rev* 3.25% due 8/1/13, Ocean Shores Impt-Ban Bd Antics Nts* 4.75% due 8/1/11, and MI Higher Ed Facs Auth Rev Calvin College* 5.40% due 12/1/10.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were some of our shorter, high quality positions such as Missouri St Hwy Rev* 5.00% due 2/1/11, Missouri St Health & Edl Facs Auth Maryville Univ of St Louis* 6.75% due 6/15/10, and Johnson Cnty MO Hosp Rev Western MO Med Ctr Proj* 5.75% due 6/1/10.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were some of our shorter, high quality positions such as Cowley Cnty KS Community College Dorm Revs* 5.00% due 3/1/12, Johnson Cnty KS S/D #231* 5.125% due 4/1/11, and Osage City KS Electric Rec* 6.15% due 12/1/09.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

Q: What were some examples of holdings that didn’t meet your expectations?

A: For each Fund, our worst performing positions tended to be the hospital sector bonds. Examples include the following:

In the National Tax-Free Intermediate Bond Fund, Tangipahoa Parish LA Hosp Svc Dist No 1* 5.00% due 2/1/30 and Huron Cnty Ohio Hosp Facs Rev* 5.00% due 12/1/22 performed poorly.

In the Missouri Tax-Free Intermediate Bond Fund, Boone Cnty MO Hosp Rev * 5.75% due 8/1/28 and Missouri St Health & Edl Facs Auth Health Facs Rev * 5.125% due 11/15/23 performed poorly.

In the Kansas Tax-Free Intermediate Bond Fund, Olathe Kans Health Facs Rev * 5.125% due 9/1/21 and Salem Ore Hosp Fac Auth Rev * 5.25% due 8/15/18 performed poorly.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional Shares (commenced February 21, 1995)(a)	-1.47%	2.28%	3.69%	4.33%
Barclays Capital 3-15 Year Blend Index (as of March 1, 1995)(b)	0.53%	3.06%	4.34%	5.25%

National Tax-Free Intermediate Bond Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.9%
Alabama – 1.9%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AA/Aa3)
$ 760,000	4.700%	08/15/11	$ 760,197
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.500	07/01/12	697,099
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AA/Aa3)
1,005,000	5.000	06/01/16	1,026,055
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aaa)
65,000	4.500	07/01/23	57,507

			2,540,858

Arizona – 5.6%
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	992,010
500,000	5.250	05/15/22	475,930
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A-/NR)
860,000	5.000	07/01/17	855,175
335,000	5.000	07/01/18	323,888
350,000	5.000	07/01/19	332,252
1,100,000	5.125	07/01/22	1,025,387
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AA/A2)
1,070,000	5.000	08/01/27	1,002,857
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/A2)
1,000,000	5.000	07/01/19	988,550
745,000	5.000	07/01/20	727,597
1,000,000	5.000	07/01/21	958,910

			7,682,556

Arkansas – 1.0%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
1,090,000	5.480	09/01/17	1,023,085
Arkansas State Federal Highway Grant GO Bonds Series A (AA/Aa2)
325,000	5.500	08/01/10	331,766

			1,354,851

California – 1.6%
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (MBIA) (AA/Aa3)(a)
880,000	0.000	09/01/23	364,470
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AA/A2)
1,810,000	5.700	02/01/22	1,781,764

			2,146,234

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – 0.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
$ 175,000	5.250%	06/01/11	$ 179,349
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (NR/NR)
390,000	5.500	04/01/10	406,988
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AA/Aa3)(a)
100,000	0.000	03/01/10	96,139

			682,476

District Of Columbia – 1.2%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AA/Aa3)
555,000	5.750	07/01/11	581,413
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.500	10/01/17	543,595
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AA/A2)
500,000	5.250	10/01/09	504,995

			1,630,003

Florida – 8.3%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A2)
875,000	5.000	04/01/18	753,900
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (AA/A2)
1,000,000	5.000	10/01/20	965,540
Florida State Community Services Corp.Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa3)
1,330,000	5.500	03/01/14	1,400,517
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa2)
50,000	5.500	07/01/21	51,939
Miami - Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (AA/A3)
1,000,000	5.250	07/01/14	1,049,230
Miami-Dade County FL Water & Sewer Revenue Bonds (Refunding) (XLCA) (A+/A1)
2,000,000	5.000	10/01/21	1,886,940
Orange County FL School Board Certificates of Participation Series A (FGIC) (AA/A1)
1,000,000	5.000	08/01/16	1,001,830
Palm Beach County FL School Board Certificates of Participation (FGIC) (AA/A1)
1,000,000	5.500	08/01/15	1,036,900
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (AA/A2)
1,980,000	5.000	07/01/19	1,898,642

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AA/Aa2)
$1,350,000	5.000%	10/01/29	$ 1,259,658

			11,305,096

Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (AA/A2)
90,000	6.100	10/01/19	101,583
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (AA/Aa3)
55,000	5.500	08/01/23	58,388

			159,971

Illinois – 8.1%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AA/A1)
500,000	6.250	01/01/10	518,470
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (AA/A1)
1,000,000	5.250	12/01/18	1,024,330
Cook County IL School District No. 039 Wilmette GO Bonds (Unrefunded Balance) Series 2001 (NR/Aa1)
850,000	5.750	12/01/13	903,695
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,029
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,002,020
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (ETM) (NR/Aaa)
670,000	5.500	05/01/12	721,175
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (AA/A2)
2,000,000	5.250	12/01/22	1,997,940
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AA/Aa3)
1,685,000	5.000	07/01/21	1,675,530
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	563,115
Illinois Housing Development Authority Revenue Bonds (Multi-Family Housing) Series D (FGIC) (A+/A1)
910,000	4.625	07/01/23	776,057
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	240,985
Metropolitan Pier & Exposition Authority IL Revenue Bonds (Dedicated State Tax) (AMBAC) (AAA/Aa3)
600,000	5.125	06/01/11	603,396

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aaa)(a)
$ 635,000	0.000%	11/01/13	$ 508,800
Will Grundy Counties IL Community College District No. 525 GO Bonds (Joliet Junior College) (AA/NR)
505,000	5.750	06/01/28	505,343

			11,065,885

Indiana – 8.5%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	629,778
615,000	5.000	11/01/16	645,965
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	898,498
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	387,473
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AA/Aa3)
1,740,000	5.250	07/15/16	1,848,680
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aaa)
1,100,000	5.800	02/01/20	1,028,324
Franklin IN Community Multi-School Building Corp. Revenue Bonds (First Management) (MBIA) (AA/NR)
500,000	5.000	07/15/21	468,835
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,123,953
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,417,559
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aaa)
375,000	4.250	07/15/17	361,425
SouthWest Allen IN Multi School Building Corp. Revenue Bonds (First Mortgage) Series A (MBIA) (NR/A1)
2,890,000	5.000	01/15/20	2,826,825

			11,637,315

Iowa – 2.9%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
1,250,000	5.000	07/01/23	1,087,938
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	127,509
480,000	5.125	06/01/18	373,171
200,000	5.125	06/01/20	147,530

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – (continued)
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
$ 205,000	4.300%	07/01/16	$ 186,755
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aa3)
2,000,000	5.700	06/01/09	2,034,480

			3,957,383

Kansas – 3.6%
Junction City KS GO Notes Series B (NR/NR)
1,200,000	4.000	06/01/09	1,202,160
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,960,000	3.750	05/15/26	1,942,144
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	751,425
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AA/A2)
150,000	5.500	08/15/11	156,519
Olathe KS Health Facilities Revenue Bond (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	928,960

			4,981,208

Kentucky – 1.3%
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
2,000,000	6.000	02/01/33	1,759,440

Louisiana – 3.4%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AA/Aa3)
2,755,000	5.250	12/01/18	2,793,625
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	959,354
1,245,000	5.000	02/01/30	885,917

			4,638,896

Massachusetts – 0.1%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,103
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA/Aa2)
60,000	6.500	07/15/19	68,475

			78,578

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – 4.8%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AA/Aa3)
$ 150,000	4.500%	05/01/30	$ 123,654
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AA/A2)
550,000	4.000	05/01/14	547,316
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (AA/NR)
1,000,000	5.500	02/01/18	1,032,330
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aaa)
500,000	5.125	11/01/12	527,385
Jenison MI Public Schools GO Bonds (Refunding) (MBIA) (AA/A1)
1,000,000	5.250	05/01/14	1,057,010
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AA/A2)
675,000	5.000	11/15/12	682,229
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
2,500,000	5.500	11/15/10	2,591,925

			6,561,849

Minnesota – 0.6%
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
910,138	5.700	04/01/27	878,511

Mississippi – 0.8%
Mississippi Development Bank Special Obligation Revenue Bond (Madison County Highway Construction Project) Series 2006 (FGIC) (AA/A1)
10,000	5.000	01/01/09	10,038
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aaa)
605,000	5.000	07/01/17	635,752
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AA/A2)
425,000	5.650	12/01/09	431,528

			1,077,318

Missouri – 2.9%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	404,392
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AA/Aa3)
1,070,000	5.000	04/01/19	1,076,934

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AA/A2)
$ 200,000	5.000%	06/01/12	$ 202,176
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
525,000	4.750	12/01/10	526,853
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	229,771
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,027,550
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	434,805

			3,902,481

Montana – 0.5%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
395,000	4.350	06/01/16	348,990
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
405,000	4.350	12/01/16	355,785

			704,775

Nebraska – 0.7%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Childrens Hospital) (NR/A2)
500,000	6.000	08/15/22	469,560
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.300	09/01/14	113,921
175,000	4.350	03/01/15	157,784
100,000	4.350	09/01/15	89,613
105,000	4.400	09/01/16	92,679

			923,557

New Hampshire – 0.5%
New Hampshire State Housing Finance Authority Revenue Bonds (Single Family Mortagage) (Non AMT) (NR/Aa2)
750,000	5.300	07/01/28	641,505

New Jersey – 0.1%
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aaa)
100,000	5.750	02/15/21	90,801

New Mexico – 0.4%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (AA/Aa3)
500,000	5.375	07/01/13	503,090

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Mexico – (continued)
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
$ 10,000	6.150%	09/01/17	$ 10,004

			513,094

New York – 4.5%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	1,955,580
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	05/15/10	133,541
New York NY GO Bonds (Unrefunded Balance) Series J (AA/Aa3)
2,495,000	5.250	08/01/11	2,519,950
New York NY GO Bonds Series G (AA/Aa3)
1,000,000	5.625	08/01/13	1,051,230
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/A1)
325,000	5.750	07/01/13	344,621
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
75,000	7.375	05/15/10	78,641

			6,083,563

North Dakota – 1.4%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
1,000,000	5.000	05/01/23	952,460
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	483,626
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	548,431

			1,984,517

Ohio – 6.1%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AA/Aa3)
1,250,000	5.000	12/01/16	1,301,288
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	169,371
Huron County OH Hospital Facilities Revenue Bonds (Refunding & Improvement Fisher-Titus Medical) Series 2007 (A/NR)
1,000,000	5.000	12/01/22	814,770
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AA/A2)
830,000	4.500	12/01/21	743,323

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (BBB+/NR)
$3,135,000	5.000%	06/01/12	$ 3,218,360
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	543,171
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (AA/A2)(a)
1,025,000	0.000	12/01/16	680,723
1,035,000	0.000	12/01/17	640,106
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	263,806

			8,374,918

Oklahoma – 4.1%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	967,240
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	1,921,800
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(c)
2,530,000	6.200	11/01/09	2,696,145

			5,585,185

Oregon – 3.4%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,170,000	4.350	07/01/18	1,084,414
1,355,000	4.400	07/01/19	1,218,050
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
375,000	5.050	07/01/17	332,434
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series G (NR/Aa2)
1,310,000	4.850	07/01/21	1,157,647
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
900,000	5.250	08/15/12	911,916

			4,704,461

Pennsylvania – 2.1%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aaa)
765,000	4.500	03/01/13	767,027
Pennsylvania Housing Finance Agency Revenue Bonds (Single Family Mortgage) (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	917,080

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
$1,140,000	4.500%	05/01/14	$ 1,141,642

			2,825,749

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA/A2)
10,000	5.000	07/01/20	9,258

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aa3)
180,000	5.700	12/01/12	179,734
190,000	5.750	12/01/13	188,921
205,000	5.800	12/01/14	203,544
125,000	5.900	12/01/15	123,997

			696,196

South Carolina – 1.2%
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AA/Aa3)
390,000	7.500	03/01/11	417,366
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/A2)
500,000	5.250	12/01/22	465,685
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/AA1)
700,000	5.000	04/01/16	733,943

			1,616,994

South Dakota – 0.7%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
215,000	5.150	05/01/11	213,301
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.300	11/01/10	124,908
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AA/A1)
660,000	5.000	09/01/10	685,238

			1,023,447

Tennessee – 0.7%
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AA/Aa3)
700,000	5.500	11/01/11	738,990
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
220,000	4.250	01/01/14	201,181

			940,171

The accompanying notes are an integral part of these financial statements.	35

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – 7.1%
Brownsville TX GO Bonds (Refunding) Series 2005 (AA/A2)
$1,000,000	5.000%	02/15/21	$ 966,480
710,000	5.000	02/15/22	679,257
Copell TX Certificate Obligation GO Bonds (Taxable) Series B (AAA/NR)
200,000	5.400	02/01/14	197,652
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.000	07/15/12	396,450
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AA/A1)
1,000,000	4.875	08/15/23	943,050
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (AA/A1)
130,000	5.750	11/01/15	126,584
Houston County TX Certificate Obligation GO Bonds (A/NR)
485,000	5.000	02/15/20	467,312
590,000	5.000	02/15/24	544,871
620,000	5.000	02/15/25	567,635
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AA/A1)
1,000,000	5.375	04/15/13	1,042,110
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AA/Aa3)
420,000	5.750	02/15/18	427,463
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AA/Aa3)
660,000	5.250	03/01/21	663,485
San Antonio TX GO Bonds (General Improvement) (AAA/Aa1)(c)
10,000	6.000	02/01/20	10,464
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (AA/Aa3)
455,000	5.250	10/01/18	461,288
330,000	5.250	10/01/21	323,324
500,000	5.250	10/01/33	450,805
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/A1)
150,000	4.600	09/01/19	123,793
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/A1)
675,000	5.500	07/01/24	661,770
Trinity TX River Authority Revenue Bonds Tarrant County Water Project (Improvement) (AA/A1)
450,000	5.750	02/01/26	443,687
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A3)
300,000	4.500	02/15/16	291,984

			9,789,464

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah – 1.0%
Grand County UT School District GO Bonds (School Building) (NR/AAA)
$ 300,000	5.000%	07/01/22	$ 297,636
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.500	06/01/16	1,027,180

			1,324,816

Virginia – 0.8%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AA/NR)
1,000,000	5.250	07/15/17	1,042,560

Washington – 3.3%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AA+/A2)
1,000,000	4.500	06/01/22	892,390
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aaa)
330,000	5.375	12/01/14	349,120
Clark County WA School District No. 37 Vancouver GO Bonds (FGIC) (NR/Aa1)(a)
1,065,000	0.000	12/01/20	539,731
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	913,700
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
150,000	5.000	08/01/11	146,213
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,602,560
Pierce County WA GO Bonds (FGIC) (AA/Aa3)
140,000	4.375	12/01/27	119,139

			4,562,853

Wisconsin – 1.4%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
115,000	5.000	12/01/14	113,928
350,000	5.000	12/01/15	341,638
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	764,702
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
230,000	4.375	05/01/12	237,549
Wisconsin Indianhead Technical College District GO Bonds (Promissory Notes) Series A (NR/Aa1)
500,000	3.250	10/01/10	506,740

			1,964,557

36	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – 1.2%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
$ 785,000	4.800%	06/01/09	$ 795,762
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,294
85,000	5.200	12/01/11	85,782
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	150,807
280,000	4.250	12/01/14	254,341
385,000	4.300	12/01/15	343,901

			1,660,887

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $141,068,903)			$135,104,237

Repurchase Agreement(d) – 0.7%
State Street Bank & Trust Co.
$948,000	0.030%	11/03/08	$ 948,000
Maturity Value: $948,002
(Cost $948,000)

TOTAL INVESTMENTS – 99.6%
(Cost $142,016,903)			$136,052,237

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			522,309

NET ASSETS – 100.0%			$136,574,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $970,000 U.S. Treasury Bill, 0.000%, due 12/04/08 with a market value of 969,806.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
Q-SBLF	—Qualified School Bond Loan Fund
Radian	—Insured by Radian Asset Assurance
VA	—Veterans Administration
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/08	AS OF 10/31/07

General Obligations	20.3%	23.3%
Lease	18.1	11.8
Hospital	13.8	7.8
General	10.3	10.5
Education	9.6	7.8
Single Family Housing	8.8	7.5
Water/Sewer	7.4	6.0
Transportation	4.3	4.0
Prerefunded/Escrow to Maturity	3.4	16.7
Student	1.8	2.0
Multi Family Housing	1.1	1.3
Short-Term Obligation	0.7	0.8

TOTAL INVESTMENTS	99.6%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Years	Ten Years	Since Inception
Institutional shares (commenced February 21, 1995)(a)	0.10%	2.46%	3.73%	4.31%
Barclays Capital 3-15 Year Blend Index (as of March 1, 1995)(b)	0.53%	3.06%	4.34%	5.25%

Missouri Tax-Free Intermediate Bond Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 1998 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 100.5%
Arizona – 1.3%
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A-/NR)
$1,155,000	5.125%	07/01/23	$ 1,066,273
1,215,000	5.150	07/01/24	1,115,504

			2,181,777

Iowa – 0.9%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
1,750,000	5.000	07/01/23	1,523,112

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,397,739

Michigan – 1.2%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(a)
500,000	6.125	11/15/09	524,460
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
500,000	5.500	11/15/10	518,385
River Rouge MI School District GO Bonds (Refunding) (MBIA) (FGIC) (AA/Aa3)
1,000,000	5.000	05/01/19	1,005,370

			2,048,215

Missouri – 95.2%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	145,719
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/20	2,070,460
1,000,000	5.250	07/01/28	997,500
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aa3)
250,000	5.250	11/01/15	264,858
Boone County MO Hospital Revenue Bonds (NR/A3)
1,500,000	5.750	08/01/28	1,281,135
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,025,520
1,250,000	5.000	03/01/19	1,270,912
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (AA/Aa3)
300,000	5.500	03/01/14	324,951
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.250	03/01/17	536,160
1,000,000	5.250	03/01/21	1,023,670

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
$ 930,000	5.250%	06/01/11	$ 942,220
1,000,000	5.250	06/01/13	1,008,030
Carroll County MO Public Water Supply District No. I Water System Revenue Bonds Series B (Refunding) (SP-1+/NR)
1,700,000	4.625	03/01/12	1,680,688
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,032,720
Clay County MO Public Building Authority Leasehold Revenue Bonds (General Improvement) Series C (FSA) (AAA/Aaa)
40,000	5.000	05/15/09	40,049
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,013,360
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,013,360
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,258,880
2,435,000	5.000	03/01/28	2,361,463
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	769,718
900,000	5.000	03/01/15	936,144
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	698,315
650,000	5.000	03/01/22	650,306
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	420,560
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA-/A1)
230,000	4.700	10/01/10	230,140
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	345,883
560,000	5.000	08/01/12	589,770
485,000	5.000	08/01/15	496,916
500,000	5.000	08/01/16	509,515
450,000	5.000	08/01/17	455,162
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,104,505
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	727,615
935,000	5.000	03/01/18	963,527
945,000	5.000	03/01/19	965,469

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
$ 395,000	5.000%	12/01/15	$ 404,772
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAa/Aaa)
520,000	5.250	03/01/16	547,612
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.000	03/01/19	2,331,050
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,328,555
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,292,480
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/A2)
1,250,000	5.000	03/01/22	1,245,100
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.000	12/01/13	919,841
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	501,444
555,000	4.500	12/01/20	514,174
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aa3)
500,000	5.000	12/01/20	500,310
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	495,215
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aa3)
2,000,000	5.500	12/01/12	2,110,880
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Aa3)
1,000,000	5.250	12/01/15	1,051,120
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/A2)
1,000,000	5.000	03/01/18	1,005,700
2,000,000	5.000	03/01/19	1,999,860
Jefferson County MO Reorganized School District No. R-6 GO Bonds (Refunding Insured) (FGIC) (AA/A2)
530,000	5.000	03/01/11	540,711
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (BBB+/NR)(a)
300,000	5.700	06/01/10	315,990
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (BBB+/NR)(a)
380,000	5.750	06/01/10	400,547
400,000	5.800	06/01/10	421,936

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (BBB+/NR)
$ 330,000	5.350%	06/01/09	$ 337,016
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	583,332
555,000	5.500	02/15/14	524,558
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,050,350
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa3)
1,000,000	5.500	07/01/11	1,061,210
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa3)
1,075,000	5.000	07/01/17	1,101,724
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A2)
1,575,000	5.500	04/01/23	1,561,014
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A2)
445,000	6.431	04/01/18	435,913
Kansas City MO Water Revenue Bonds Series A (AA+/A1)
1,640,000	5.750	12/01/17	1,689,889
1,735,000	5.800	12/01/18	1,786,009
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA+/A1)
850,000	5.000	12/01/16	865,946
1,035,000	5.000	12/01/19	1,037,877
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa3)
750,000	5.000	02/15/19	758,805
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	505,050
545,000	5.000	03/01/22	546,433
500,000	5.000	03/01/23	498,445
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	278,748
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa3)
335,000	5.250	07/01/11	353,824
1,000,000	5.250	07/01/12	1,043,960
1,135,000	5.250	07/01/15	1,169,481
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa3)
480,000	5.000	07/01/20	481,560

40	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA/Aa3)
$1,000,000	5.250%	12/01/13	$ 1,049,930
1,410,000	5.250	12/01/15	1,465,399
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	506,925
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,521,555
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aaa)
830,000	5.250	03/01/21	843,363
700,000	5.250	03/01/22	707,469
Missouri State Board Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
375,000	4.250	10/01/11	388,470
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AA/Aa2)(a)
400,000	5.050	06/01/09	408,056
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)(a)
700,000	5.750	04/01/09	711,823
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (AA/Aa3)
300,000	5.000	04/01/13	312,753
1,240,000	5.000	04/01/21	1,238,810
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	780,650
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aa3)(a)
1,430,000	5.550	04/01/09	1,453,009
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.200	03/01/10	550,379
1,035,000	5.300	03/01/10	1,076,141
680,000	5.600	03/01/10	709,668
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (BBB+/NR)
445,000	5.600	04/01/11	448,324
1,500,000	6.000	04/01/22	1,504,170
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (BBB+/NR)
425,000	5.500	04/01/09	429,318
450,000	5.550	04/01/10	454,149
80,000	5.750	04/01/19	80,220

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
$ 400,000	5.500%	01/01/23	$ 414,456
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,150,000	5.250	01/01/11	1,165,651
1,115,000	5.000	07/01/17	1,175,065
2,130,000	5.125	01/01/18	2,196,925
725,000	5.000	01/01/22	728,734
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
210,000	5.125	07/01/11	217,871
535,000	5.200	07/01/12	552,885
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series D (NR/Aaa)
170,000	5.125	01/01/10	170,748
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,000,000	5.250	05/15/17	2,011,160
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,000,179
Missouri State Health & Educational Facilities Authority Revenue Bonds (Maryville University of St. Louis Project) (NR/Baa2)(a)
1,000,000	6.750	06/15/10	1,071,110
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/19	1,003,350
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.250	12/01/08	270,807
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	156,738
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AA/Aa3)
1,735,000	5.150	05/15/10	1,799,768
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (BBB+/NR)(a)
1,000,000	5.850	01/01/10	1,041,040
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	470,868

The accompanying notes are an integral part of these financial statements.	41

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
$ 700,000	6.250%	12/01/10	$ 759,619
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,701,462
1,000,000	5.500	10/01/12	1,067,860
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.000	11/15/10	259,913
2,000,000	5.000	11/15/14	2,098,520
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	510,840
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,098,814
1,545,000	5.000	02/15/20	1,571,512
120,000	4.750	11/15/37	101,689
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)(a)
450,000	5.000	02/01/11	473,324
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
290,000	4.500	12/01/08	290,476
365,000	4.650	12/01/09	371,920
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
50,000	5.800	09/01/11	50,122
45,000	5.900	09/01/12	45,207
50,000	6.000	09/01/13	50,069
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner) Series E-1 (AMT) (FNMA/GNMA) (AAA/NR)
40,000	5.000	03/01/12	39,558
40,000	5.000	09/01/12	39,504
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,132,220
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	313,203
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.000	06/01/10	508,426
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AA/A2)
1,000,000	5.450	03/01/14	1,033,160

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
New Liberty Hospital District Revenue Bonds (MBIA) (NR/A2)
$ 515,000	5.000%	12/01/10	$ 515,824
850,000	5.125	12/01/12	850,680
Nixa MO Electric System Revenue Bonds (XLCA) (BBB-/NR)
1,000,000	4.750	04/01/15	1,017,040
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/18	1,015,070
1,000,000	5.000	11/15/19	1,006,610
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,090,300
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
625,000	4.500	03/01/15	645,094
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A2)
2,875,000	5.000	06/01/20	2,849,987
O’ Fallon MO Certificates of Participation (MBIA) (NR/A1)
1,000,000	5.000	02/01/22	986,590
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.900	03/01/16	753,934
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,541,310
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	731,534
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa3)
2,720,000	5.000	02/01/22	2,683,525
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
685,000	5.000	12/01/18	696,974
850,000	5.000	12/01/20	843,888
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aaa)
1,025,000	4.500	03/01/22	937,475
Platte County MO School District Park Hill GO Bonds (Refunding & Improvement) (AA+/Aa1)
1,000,000	5.375	03/01/17	1,009,830
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A/NR)
150,000	5.000	12/01/12	155,354
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.700	07/01/27	165,374
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,760,480

42	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB+/NR)
$ 450,000	5.500%	03/01/14	$ 469,328
500,000	5.500	03/01/15	518,305
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aa3)
500,000	4.850	12/01/08	500,355
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	202,006
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA/A1)
1,000,000	5.000	12/01/18	1,013,030
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
440,000	4.500	11/01/18	412,390
530,000	4.500	11/01/19	485,931
610,000	4.500	11/01/20	546,902
645,000	4.750	11/01/21	587,866
685,000	4.750	11/01/22	617,521
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	350,897
405,000	4.750	11/01/22	365,103
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa2)
2,585,000	5.000	02/15/17	2,709,752
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/A2)
530,000	5.000	12/01/12	560,740
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
750,000	5.375	12/01/36	687,622
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	202,364
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.250	06/01/19	356,752
735,000	5.200	06/01/24	737,080
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	301,740
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	446,978
515,000	5.000	11/15/16	462,784
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)
1,315,000	5.000	02/01/14	1,380,369

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO School District No. R-6 Direct Deposit Program GO Bonds (AAA/NR)
$1,000,000	5.000%	02/01/13	$ 1,031,760
St. Louis MO Airport Revenue Bonds Refunding for Lambert Series B (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	07/01/24	1,666,660
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aa3)
700,000	5.250	02/15/15	718,571
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	943,749
Sullivan MO School District Building Corp. Leasehold Revenue Bonds (Radian) (BBB+/NR)(a)
275,000	5.250	03/01/12	293,337
Taney County MO Certificates of Participation (MBIA) (NR/A2)
1,095,000	4.500	04/01/17	1,076,911
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,100,000	5.000	03/01/18	1,120,878
1,050,000	5.000	03/01/21	1,123,930
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,058,530
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa2)
375,000	5.375	11/01/14	393,266
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.250	03/01/13	1,071,240
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	663,306

			161,693,821

Oregon – 0.8%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
1,500,000	5.250	08/15/17	1,434,870

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA/A2)
555,000	5.000	07/01/22	503,246

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $174,364,474)			$170,782,780

The accompanying notes are an integral part of these financial statements.	43

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) – 1.2%
State Street Bank & Trust Co.
$1,975,000	0.030%	11/03/08	$ 1,975,000
Maturity Value: $1,975,005
(Cost $1,975,000)

TOTAL INVESTMENTS – 101.7%
(Cost $176,339,474)			$172,757,780

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(2,919,715)

NET ASSETS – 100.0%			$169,838,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on October 31, 2008. This agreement was fully collateralized by $2,015,000 U.S. Treasury Bill, 0.000% due 12/04/08 with a market value of $2,014,597.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/08	AS OF 10/31/07

General Obligations	29.7%	28.0%
Lease	17.0	18.3
Water/Sewer	12.0	13.4
Hospital	11.6	8.5
Prerefunded/Escrow to Maturity	7.5	13.4
Education	6.3	7.9
General	6.1	4.2
Crossover	4.1	0.0
Transportation	2.5	1.8
Student	1.3	1.4
Short-Term Obligation	1.2	0.0
Single Family Housing	1.0	0.2
Power	1.0	1.3
Multi Family Housing	0.4	0.7

TOTAL INVESTMENTS	101.7%	99.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2008

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2008

Average Annual Total Return through October 31, 2008	One Year	Five Year	Since Inception
Institutional Shares (commenced December 26, 2000)(a)	0.01%	2.45%	3.77%
Barclays Capital 3-15 Year Blend Index (as of December 26, 2000)(b)	0.53%	3.06%	4.31%

Kansas Tax-Free Intermediate Bond Fund Institutional Shares Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from December 26, 2000 through October 31, 2008.

(a)

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.1%
Illinois – 1.4%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,000,000	5.000%	12/01/22	$ 989,020

Indiana – 1.7%
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/Aaa)
1,300,000	5.000	01/15/31	1,155,284

Iowa – 1.4%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Auth) (AAA/Aaa)
350,000	3.700	01/01/14	331,041
700,000	5.000	07/01/23	609,245

			940,286

Kansas – 90.3%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AA/Aa3)
1,000,000	4.750	08/01/17	1,007,760
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (AA/Aa3)
1,000,000	5.250	09/01/24	997,790
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000	03/01/12	428,717
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	454,648
Derby KS GO Bonds Series A (AMBAC) (NR/Aa3)(a)
310,000	4.900	12/01/11	329,031
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12	1,470,256
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa3)
1,000,000	5.000	08/01/12	1,057,120
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.000	09/01/15	524,878
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	773,973
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,010,320
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA/NR)
500,000	6.000	10/01/16	543,170
1,770,000	5.000	10/01/18	1,726,670
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aaa)
155,000	4.500	04/01/11(a)	161,822
375,000	5.125	04/01/11(a)	396,934
625,000	5.125	10/01/16	640,806

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA/NR)
$ 925,000	5.000%	10/01/22	$ 899,664
975,000	5.000	10/01/23	931,320
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (FGIC) (AA/Aa3)
500,000	5.500	09/01/17	543,635
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.000%	12/01/10	770,802
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	278,421
Junction City KS GO Notes Series B (NR/NR)
1,000,000	4.000	06/01/09	1,001,800
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aa2)
290,000	5.500	09/01/10	303,804
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	324,963
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	355,161
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)
1,960,000	3.750	05/15/26	1,942,144
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/A2)
1,270,000	5.250	05/01/13	1,322,832
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.000	10/01/10	523,775
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,201,035
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,375
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (AA/A1)
1,150,000	5.000	04/01/24	1,090,832
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/A2)
200,000	5.000	08/01/10	203,216
400,000	5.000	02/01/12	404,404
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/A2)
400,000	5.000	05/01/12	415,828

46	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/Aa3)(a)
$ 450,000	5.000%	08/01/13	$ 482,468
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/Aa3)
1,600,000	5.000	08/01/17	1,639,184
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,008,550
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/A2)
20,000	4.000	10/01/11	20,665
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	759,976
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)
1,500,000	6.000	04/01/27	1,550,790
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AA/Aa3)
600,000	5.000	06/01/13	627,084
630,000	5.000	06/01/14	653,732
300,000	5.000	06/01/16	307,776
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
1,105,000	5.000	10/01/21	1,109,431
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,031,230
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	306,813
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (BBB+/A3)(a)
350,000	5.750	07/01/09	359,426
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	555,775
1,000,000	5.375	07/01/14	998,240
455,000	5.375	07/01/15	450,582
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (AA/A2)
150,000	5.000	09/01/20	150,764
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AA/A2)
1,650,000	5.000	09/01/17	1,685,227
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,086,458

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (AA/Aa3)
$ 500,000	5.500%	09/01/10	$ 522,890
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.150	12/01/09	1,048,160
Overland Park KS GO Bonds (Refunding for Internal Improvement) Series B (AAA/Aaa)
995,000	4.000	09/01/17	965,409
Parsons KS Certificates of Participation (Taxable) Series B (AAA/NR)
300,000	5.700	10/01/17	292,398
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.500	09/01/11	639,936
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/A2)
500,000	4.500	09/01/22	448,850
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.500	09/01/16	242,944
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.500	09/01/16	72,639
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)(a)
670,000	5.250	09/01/12	717,268
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AA/NR)
680,000	5.250	09/01/14	705,901
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (AMT) (GNMA) (NR/Aaa)
65,000	5.800	06/01/17	64,931
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150	08/01/10	210,256
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.250	09/01/10	521,320
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/A2)
500,000	5.500	10/01/09	513,655
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32	1,371,915
Shawnee County KS GO Bonds (Refunding & Improvement) Series A (NR/A1)
250,000	5.250	09/01/09	256,730
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000	02/01/12	529,515
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000	08/15/16	97,282

The accompanying notes are an integral part of these financial statements.	47

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2008

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/A2)
$ 535,000	5.000%	06/01/16	$ 565,698
1,000,000	5.000	06/01/23	972,730
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/A2)
300,000	5.000	06/01/23	291,819
475,000	5.000	06/01/24	459,021
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11	214,266
1,000,000	6.000	09/01/12(a)	1,101,070
Wichita KS GO Bonds (Sales Tax) (AA+/Aa2)
1,285,000	5.000	04/01/11	1,345,395
1,000,000	5.000	04/01/14	1,014,850
Wichita KS GO Bonds Series 766 (AA+/Aa2)
455,000	4.300	09/01/10	458,736
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement) Series XI (A+/NR)
1,500,000	6.750	11/15/14	1,544,160
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AA/A2)
600,000	4.400	09/01/11	607,278
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aaa)
215,000	6.375	09/01/11	235,707
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (FSA) (NR/Aaa)(a)
565,000	5.375	09/01/10	594,465
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A3)
1,595,000	5.000	09/01/21	1,518,679
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aaa)
85,000	6.375	09/01/11	92,534
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	09/01/11	1,052,310
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.000	09/01/12	169,096
625,000	5.250	09/01/16	670,056
1,000,000	5.250	09/01/20	1,035,600

			62,337,546

Oregon – 0.7%
Salem OR Hospital Facility Authority Revenue Bonds Series A (A+/NR)
500,000	5.250	08/15/18	471,905

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 3.6%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (AA/A2)
$ 475,000	5.500%	07/01/16	$ 480,282
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aaa)
425,000	5.500	07/01/15	444,456
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250	07/01/13	526,055
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB+/Aaa)(a)
655,000	5.250	07/01/13	707,033
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB+/Baa3)
345,000	5.250	07/01/21	315,703

			2,473,529

TOTAL INVESTMENTS – 99.1%
(Cost $70,012,152)			$68,367,570

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			618,354

NET ASSETS – 100.0%			$68,985,924

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
BNY	—Insured by the Bank of New York Mellon Corp.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance, Inc.

48	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/08	AS OF 10/31/07

General Obligations	45.3%	49.2%
Prerefunded/Escrow to Maturity	12.9	20.8
Hospital	11.1	6.2
Lease	10.5	12.1
Education	6.7	5.1
Transportation	3.7	3.8
Water/Sewer	2.9	0.9
Power	2.4	2.4
General	1.7	0.0
Single Family Housing	1.5	0.1
Crossover	0.4	0.0
Short-Term Obligation	0.0	1.8

TOTAL INVESTMENTS	99.1%	102.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2008

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $138,747,107, $84,019,679, $54,031,864, $520,597,003, $78,254,169, $142,016,903, $176,339,474 and $70,012,152, respectively)	$111,561,926	$63,921,055	$40,530,035
Cash	921	872,420	250
Receivables:
Interest and dividends	37,774	133,622	24,693
Fund shares sold	65,603	22,481	14,673
Reimbursement from adviser	—	—	—
Other assets	12,720	4,417	4,167
Total Assets	111,678,944	64,953,995	40,573,818

Liabilities:
Payables:
Investment securities purchased	—	—	—
Dividends	—	—	—
Fund shares redeemed	148,910	73,126	7,458
Advisory fees	71,200	41,411	26,193
Deferred trustee fees	39,454	25,072	17,651
Administrative fees	14,240	8,282	5,239
Accrued expenses	86,499	80,476	73,110
Total Liabilities	360,303	228,367	129,651

Net Assets:
Paid-in capital	142,685,787	90,166,936	52,387,935
Accumulated undistributed (distributions in excess of) net investment income	301,056	62,185	7,990
Accumulated net realized gain (loss) from investment transactions	(4,483,021)	(5,404,869)	1,550,071
Net unrealized loss on investments	(27,185,181)	(20,098,624)	(13,501,829)
Net Assets	$111,318,641	$64,725,628	$40,444,167

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	6,037,552	3,967,475	1,913,796
Net asset value (net assets/shares outstanding)	$18.44	$16.31	$21.13

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$492,081,815	$77,845,266	$136,052,237	$172,757,780	$68,367,570
541	944	418	445	44,359

4,876,109	859,894	2,035,251	2,267,416	823,060
711,377	182,271	340,000	297,640	44,601
—	7,413	13,060	19,946	12,832
15,462	912	2,645	3,013	2,442
497,685,304	78,896,700	138,443,611	175,346,240	69,294,864

—	—	1,234,721	4,777,920	—
1,698,554	184,760	444,707	519,134	193,370
241,232	112,072	12,474	12,807	10,000
213,838	33,398	57,374	71,150	28,889
113,389	35,233	32,542	33,101	13,635
64,151	10,019	17,212	21,345	8,667
185,778	66,642	70,035	72,718	54,379
2,516,942	442,124	1,869,065	5,508,175	308,940

541,729,683	92,695,321	141,024,205	173,304,067	70,540,426
(2,434,932)	(574,486)	77,400	(87,730)	(65,367)
(15,611,201)	(13,257,356)	1,437,607	203,422	155,447
(28,515,188)	(408,903)	(5,964,666)	(3,581,694)	(1,644,582)
$495,168,362	$78,454,576	$136,574,546	$169,838,065	$68,985,924

28,635,489	4,474,173	7,662,490	9,298,453	3,854,716
$17.29	$17.53	$17.82	$18.27	$17.90

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Statements of Operations

Year Ended October 31, 2008

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$19,063	$10,088	$13,871
Dividends	2,184,459	2,985,523	847,005
Total Investment Income	2,203,522	2,995,611	860,876

Expenses:
Advisory fees	1,276,030	779,728	523,904
Administration fees	255,206	155,946	104,781
Shareowner servicing fees	130,944	64,674	43,401
Transfer Agent fees	97,306	52,281	64,758
Custody and accounting fees	47,764	55,852	51,014
Professional fees	34,059	33,308	28,335
Printing fees	15,481	11,413	6,840
Trustee fees	5,064	3,020	2,206
Registration fees	5,016	11,647	3,905
Other	29,501	21,131	16,328
Total Expenses	1,896,371	1,189,000	845,472
Less — expense reductions(a)	(975)	(140)	(202)
Net Expenses	1,895,396	1,188,860	845,270
Net Investment Income	308,126	1,806,751	15,606

Realized and unrealized gain (loss) from investment transactions:
Net realized gain (loss) from investment transactions	(4,061,806)	(5,175,114)	1,559,469
Net change in unrealized gain (loss) on investments	(64,590,862)	(38,391,464)	(30,945,837)
Net realized and unrealized gain (loss) from investment transactions	(68,652,668)	(43,566,578)	(29,386,368)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,344,542)	$(41,759,827)	$(29,370,762)

(a)	Expense reductions include custody credits and expense reimbursements.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$28,616,275	$3,574,845	$6,466,128	$6,870,749	$2,976,288
5,063	—	—	—	—
28,621,338	3,574,845	6,466,128	6,870,749	2,976,288

2,646,588	409,660	725,412	793,274	357,885
793,976	122,898	217,624	237,982	107,365
311,915	38,827	78,097	79,696	37,018
69,761	40,256	38,726	42,754	30,221
101,700	52,452	46,820	43,821	41,304
82,547	26,242	35,114	37,521	29,542
47,735	7,560	13,108	13,901	6,402
19,157	3,253	4,904	5,089	2,230
24,760	7,332	1,074	8,113	19,880
89,672	25,049	27,386	27,964	14,255
4,187,811	733,529	1,188,265	1,290,115	646,102
(4,192)	(177,068)	(173,730)	(179,854)	(145,115)
4,183,619	556,461	1,014,535	1,110,261	500,987
24,437,719	3,018,384	5,451,593	5,760,488	2,475,301

1,762,884	36,041	1,466,904	202,808	156,721
(32,378,451)	886	(8,811,509)	(6,358,066)	(2,658,442)
(30,615,567)	36,927	(7,344,605)	(6,155,258)	(2,501,721)
$(6,177,848)	$3,055,311	$(1,893,012)	$(394,770)	$(26,420)

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations:
Net investment income (loss)	$308,126	$304,574	$1,806,751	$1,676,982
Net realized gain (loss) from investment transactions	(4,061,806)	20,525,881	(5,175,114)	14,029,195
Net change in unrealized gain (loss) on investments	(64,590,862)	6,403,162	(38,391,464)	(5,496,419)
Net increase (decrease) in net assets resulting from operations	(68,344,542)	27,233,617	(41,759,827)	10,209,758

Distributions to Shareholders:
From net investment income	(304,583)	(253,032)	(1,815,407)	(1,679,090)
From net realized gains	(2,209,815)	—	(13,766,687)	(9,771,396)
Total distributions to shareholders	(2,514,398)	(253,032)	(15,582,094)	(11,450,486)

From Share Transactions:
Proceeds from sales of shares	15,916,326	74,752,676	16,080,127	50,854,623
Reinvestment of dividends and distributions	1,554,805	141,399	7,929,495	7,537,407
Cost of shares redeemed	(58,734,234)	(52,247,077)	(43,396,751)	(36,381,363)
Net increase (decrease) in net assets resulting from share transactions	(41,263,103)	22,646,998	(19,387,129)	22,010,667
TOTAL INCREASE (DECREASE)	(112,122,043)	49,627,583	(76,729,050)	20,769,939

Net Assets:
Beginning of year	223,440,684	173,813,101	141,454,678	120,684,739
End of year	$111,318,641	$223,440,684	$64,725,628	$141,454,678
Accumulated undistributed (distributions in excess of) net investment income	$301,056	$299,727	$62,185	$78,127

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007

$15,606	$(322,510)	$24,437,719	$24,302,616
1,559,469	7,203,936	1,762,884	6,306,246
(30,945,837)	4,398,781	(32,378,451)	3,018,375
(29,370,762)	11,280,207	(6,177,848)	33,627,237

—	—	(25,287,261)	(25,375,444)
(7,205,864)	(118,142)	—	—
(7,205,864)	(118,142)	(25,287,261)	(25,375,444)

4,903,744	21,843,472	84,570,456	85,896,603
4,299,842	78,038	4,954,440	5,642,075
(32,539,963)	(24,600,614)	(100,321,536)	(111,073,079)
(23,336,377)	(2,679,104)	(10,796,640)	(19,534,401)
(59,913,003)	8,482,961	(42,261,749)	(11,282,608)

100,357,170	91,874,209	537,430,111	548,712,719
$40,444,167	$100,357,170	$495,168,362	$537,430,111
$7,990	$(7,552)	$(2,434,932)	$(2,543,557)

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations:
Net investment income	$3,018,384	$4,333,849	$5,451,593	$5,635,277
Net realized gain (loss) from investment transactions	36,041	(381,225)	1,466,904	423,626
Net change in unrealized gain (loss) on investments	886	1,207,701	(8,811,509)	(1,961,128)
Net increase (decrease) in net assets resulting from operations	3,055,311	5,160,325	(1,893,012)	4,097,775

Distributions to Shareholders:
From net investment income	(3,465,997)	(4,809,455)	(5,438,590)	(5,657,318)
From net realized gains	—	—	(382,630)	(380,139)
Total distributions to shareholders	(3,465,997)	(4,809,455)	(5,821,220)	(6,037,457)

From Share Transactions:
Proceeds from sales of shares	14,023,014	10,144,361	22,039,079	19,833,851
Reinvestment of dividends and distributions	983,617	1,064,372	345,583	466,161
Cost of shares redeemed	(23,651,894)	(53,988,656)	(23,361,249)	(27,399,340)
Net increase (decrease) in net assets resulting from share transactions	(8,645,263)	(42,779,923)	(976,587)	(7,099,328)
TOTAL INCREASE (DECREASE)	(9,055,949)	(42,429,053)	(8,690,819)	(9,039,010)

Net Assets:
Beginning of year	87,510,525	129,939,578	145,265,365	154,304,375
End of year	$78,454,576	$87,510,525	$136,574,546	$145,265,365
Accumulated undistributed (distributions in excess of) net investment income	$(574,486)	$(508,335)	$77,400	$35,353

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007

$5,760,488	$5,772,409	$2,475,301	$2,415,005
202,808	628,794	156,721	203,279
(6,358,066)	(1,957,023)	(2,658,442)	(563,660)
(394,770)	4,444,180	(26,420)	2,054,624

(5,753,428)	(5,784,120)	(2,465,277)	(2,423,316)
(645,219)	(134,397)	(203,301)	(207,135)
(6,398,647)	(5,918,517)	(2,668,578)	(2,630,451)

56,965,410	24,990,291	14,194,781	12,245,734
438,830	347,550	227,770	267,054
(29,596,710)	(34,667,601)	(12,011,313)	(11,742,729)
27,807,530	(9,329,760)	2,411,238	770,059
21,014,113	(10,804,097)	(283,760)	194,232

148,823,952	159,628,049	69,269,684	69,075,452
$169,838,065	$148,823,952	$68,985,924	$69,269,684
$(87,730)	$(94,273)	$(65,367)	$(76,555)

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares, Institutional Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the Adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

B.  Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities of the Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions of the Funds are recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, market discounts, original issue discounts (“OID”) and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. OID amortization on mortgage-backed REMIC (“Real Estate Mortgage Investment Conduit”) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.   Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets.

D.   Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

E.   Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amounts of the Funds’ net investment income for financial reporting purposes, which is calculated in accordance with U.S. generally accepted accounting principles.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital.

In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Fund’s distributions are deemed a return of capital and is generally not taxable to shareholders.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) on April 30, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The tax positions have been reviewed for the open tax years (tax years ended October 31, 2005-2008) and it has been determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

F.   Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2008

3. AGREEMENTS

A.   Advisory Agreements — The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank.”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate, effective annual rate and amounts are listed on the following pages.

B.   Administration Agreements — Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.   Other Agreements — For the year ended October 31, 2008, the Adviser agreed to reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.20%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediated Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are computed daily and paid monthly.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. For the year ended October 31, 2008, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees	Administration Fees
Fund	Contractual Annual Rate	Contractual Annual Rate	Expense Reimbursements	Custody Credits	Total Expense Reduction
Growth	0.75%	0.15%	$—	$975	$975
Value	0.75	0.15	—	140	140
MidCap Growth	0.75	0.15	—	202	202
Bond	0.50	0.15	—	4,192	4,192
Short-Term Government	0.50	0.15	176,469	599	177,068
National Tax-Free Intermediate Bond	0.50	0.15	172,688	1,042	173,730
Missouri Tax-Free Intermediate Bond	0.50	0.15	179,532	322	179,854
Kansas Tax-Free Intermediate Bond	0.50	0.15	145,063	52	145,115

COMMERCE FUNDS

3. AGREEMENTS (continued)

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the year ended October 31, 2008, Commerce Bank has retained $784,572 in shareowner servicing fees.

4. OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued quarterly and determined based on the performance of such Funds.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended October 31, 2008, were as follows:

Fund	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Growth	$—	$73,596,094	$—	$114,345,735
Value	—	47,108,631	—	80,530,354
MidCap Growth	—	40,000,626	—	70,206,182
Bond	17,181,545	63,390,777	27,933,908	20,027,003
Short-Term Government	22,143,245	1,654,302	23,029,234	1,113,090
National Tax-Free Intermediate Bond	—	64,502,573	—	65,062,993
Missouri Tax-Free Intermediate Bond	—	40,713,026	—	10,624,844
Kansas Tax-Free Intermediate Bond	—	10,253,963	—	8,670,580

6. OTHER RISKS

Concentration Risks — As a result of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2008

6. OTHER RISKS (continued)

states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Value Fund may be concentrated in securities of financial companies. At times, securities of financial companies may be subject to greater price volatility than securities of companies in other sectors and may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Indemnifications — Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be minimal.

Market and Credit Risks — In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The Funds may be exposed to additional credit risk that an institution or other entity with which the Funds have unsettled or open transactions will default.

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows:
	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$305,047	$4,080,449	$—	$25,287,261
Net long-term capital gains	2,209,351	11,501,645	7,205,864	—

Total taxable distributions	$2,514,398	$15,582,094	$7,205,864	$25,287,261

COMMERCE FUNDS

7. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,465,997	$68,702	$77,832	$37,871
Net long-term capital gains	—	382,630	645,318	203,301

Total taxable distributions	$3,465,997	$451,332	$723,150	$241,172

Total tax-exempt income distributions	$—	$5,369,888	$5,675,497	$2,427,406

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$253,032	$2,933,273	$—	$25,375,444
Net long-term capital gains	—	8,517,213	118,142	—

Total taxable distributions	$253,032	$11,450,486	$118,142	$25,375,444
	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$4,809,455	$48,284	$29,076	$58,108
Net long-term capital gains	—	380,140	134,397	179,033

Total taxable distributions	$4,809,455	$428,424	$163,473	$237,141

Total tax-exempt income distributions	$—	$5,609,033	$5,755,044	$2,393,310
As of October 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:
	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$314,030	$74,084	$17,776	$1,374,673
Undistributed long-term capital gains	—	—	1,678,500	—

Total undistributed earnings	$314,030	$74,084	$1,696,276	$1,374,673

Capital loss carryforward	(4,003,861)	(4,797,254)	—	(15,611,201)
Timing differences (dividends payable, deferred compensation)	(12,974)	(14,557)	(10,645)	(1,760,522)
Unrealized losses — net	(27,664,341)	(20,703,581)	(13,629,399)	(30,564,271)

Total accumulated losses — net	$(31,367,146)	$(25,441,308)	$(11,943,768)	$(46,561,321)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$421,601	$—	$—	$35
Undistributed tax-exempt income	—	497,259	433,210	127,732
Undistributed long-term capital gains	—	1,437,607	203,424	155,412

Total undistributed earnings	$421,601	$1,934,866	$636,634	$283,179

Capital loss carryforward	(13,257,356)	—	—	—
Timing differences (dividends payable, deferred compensation)	(190,544)	(450,753)	(525,589)	(196,057)
Unrealized losses — net	(1,214,446)	(5,933,772)	(3,577,047)	(1,641,624)

Total accumulated losses — net	$(14,240,745)	$(4,449,659)	$(3,466,002)	$(1,554,502)

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2008

7. TAX INFORMATION (continued)

	Growth	Value	Bond	Short-Term Government
Capital loss carryforward:(1)(2)(3)
Expiring 2010	$—	$—	$(5,182,052)	$(679,994)
Expiring 2011	—	—	—	(2,174,462)
Expiring 2012	—	—	(6,311,963)	(3,771,248)
Expiring 2013	—	—	(540,238)	(2,538,488)
Expiring 2014	—	—	(3,576,948)	(2,653,199)
Expiring 2015	—	—	—	(1,094,544)
Expiring 2016	(4,003,861)	(4,797,254)	—	(345,421)

Total capital loss carryforward:	$(4,003,861)	$(4,797,254)	$(15,611,201)	$(13,257,356)

(1) Expiration occurs on October 31 of the year indicated.
(2) The Bond Fund utilized $804,717 of capital losses in the current fiscal period.
(3) The Short-Term Government Fund had expired capital losses of $1,045,396 in the current fiscal period.

At October 31, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$139,226,267	$84,624,636	$54,159,434	$522,646,086

Gross unrealized gain	4,369,636	3,709,469	1,372,360	7,185,461
Gross unrealized loss	(32,033,977)	(24,413,050)	(15,001,759)	(37,749,732)

Net unrealized security loss	$(27,664,341)	$(20,703,581)	$(13,629,399)	$(30,564,271)
	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$79,059,712	$141,986,009	$176,334,827	$70,009,194

Gross unrealized gain	1,873,969	853,563	1,419,692	751,625
Gross unrealized loss	(3,088,415)	(6,787,335)	(4,996,739)	(2,393,249)

Net unrealized security loss	$(1,214,446)	$(5,933,772)	$(3,577,047)	$(1,641,624)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and differing treatment of accretion of market discount and premium amortization.

COMMERCE FUNDS

7. TAX INFORMATION (continued)

In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in the tax treatment of market discount accretion and premium amortization, [tax treatment relating to the recognition of income and gains/losses of certain bonds] and expired capital loss carryforwards.

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Accumulated undistributed net investment income (loss)
Commerce Growth	$—	$2,214	$(2,214)
Commerce Value	—	7,286	(7,286)
Commerce MidCap Growth	—	64	(64)
Commerce Bond	—	(958,167)	958,167
Commerce Short-Term Government	(1,045,397)	663,935	381,462
Commerce National Tax-Free Intermediated Bond	—	(29,044)	29,044
Commerce Missouri Tax-Free Intermediate Bond	—	517	(517)
Commerce Kansas Tax-Free Intermediate Bond	—	(1,164)	1,164

8. OTHER MATTERS

New Accounting Pronouncements — On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM and Commerce do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required.

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	645,292	$15,916,326	2,796,852	$74,752,676
Reinvestment of distributions	56,466	1,554,805	5,455	141,399
Shares redeemed	(2,338,961)	(58,734,234)	(1,926,753)	(52,247,077)
Net Increase (Decrease)	(1,637,203)	$(41,263,103)	875,554	$22,646,998

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2008

9. SUMMARY OF SHARE TRANSACTIONS (continued)

	Value Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	697,747	$16,080,127	1,771,782	$50,854,623
Reinvestment of distributions	323,569	7,929,495	269,461	7,537,407
Shares redeemed	(1,928,602)	(43,396,751)	(1,253,164)	(36,381,363)
Net Increase (Decrease)	(907,286)	$(19,387,129)	788,079	$22,010,667

	MidCap Growth Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	162,117	$4,903,744	613,095	$21,843,472
Reinvestment of distributions	128,969	4,299,842	2,239	78,038
Shares redeemed	(1,046,214)	(32,539,963)	(680,198)	(24,600,614)
Net Decrease	(755,128)	$(23,336,377)	(64,864)	$(2,679,104)

	Bond Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	4,596,952	$84,570,456	4,733,151	$85,896,603
Reinvestment of distributions	270,358	4,954,440	309,900	5,642,075
Shares redeemed	(5,450,492)	(100,321,536)	(6,114,399)	(111,073,079)
Net Decrease	(583,182)	$(10,796,640)	(1,071,348)	$(19,534,401)

	Short-Term Government Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	788,477	$14,023,014	578,354	$10,144,361
Reinvestment of distributions	55,318	983,617	60,646	1,064,372
Shares redeemed	(1,328,794)	(23,651,894)	(3,081,404)	(53,988,656)
Net Decrease	(484,999)	$(8,645,263)	(2,442,404)	$(42,779,923)

COMMERCE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (continued)

	National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	1,177,094	$22,039,079	1,051,607	$19,833,851
Reinvestment of distributions	18,419	345,583	24,648	466,161
Shares redeemed	(1,248,401)	(23,361,249)	(1,450,344)	(27,399,340)
Net Decrease	(52,888)	$(976,587)	(374,089)	$(7,099,328)

	Missouri Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	3,012,619	$56,965,410	1,328,921	$24,990,291
Reinvestment of distributions	23,146	438,830	18,232	347,550
Shares redeemed	(1,567,518)	(29,596,710)	(1,822,242)	(34,667,601)
Net Increase (Decrease)	1,468,247	$27,807,530	(475,089)	$(9,329,760)

	Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	765,232	$14,194,781	665,227	$12,245,734
Reinvestment of distributions	12,271	227,770	14,314	267,054
Shares redeemed	(650,052)	(12,011,313)	(629,614)	(11,742,729)
Net Increase	127,451	$2,411,238	49,927	$770,059

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year-Share Class	Net asset value, beginning of year	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Years Ended October 31,
2008—Institutional	$29.11	$0.05		$(10.39)	$(10.34)	$(0.04)	$(0.29)	$(0.33)
2007—Institutional	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)
2006—Institutional(c)	22.56	0.04		3.08	3.12	(0.12)	—	(0.12)
2005—Institutional	20.82	0.14	(d)	1.63	1.77	(0.03)	—	(0.03)
2004—Institutional	20.50	(0.07)		0.39	0.32	—	—	—

VALUE FUND
For the Years Ended October 31,
2008—Institutional	$29.02	$0.39		$(9.84)	$(9.45)	$(0.39)	$(2.87)	$(3.26)
2007—Institutional	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)
2006—Institutional(c)	24.96	0.35		4.66	5.01	(0.34)	(0.10)	(0.44)
2005—Institutional	22.70	0.27		2.28	2.55	(0.29)	—	(0.29)
2004—Institutional	20.92	0.22		1.78	2.00	(0.22)	—	(0.22)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(d)	Reflects income recognized from a special dividend which amounted to $0.14 per share and 0.62% of average net assets.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$18.44	(35.82)%	$111,319	1.11%	0.18%	1.11%	0.18%	43%
29.11	14.04	223,441	1.13	0.15	1.14	0.14	70
25.56	13.86	173,813	1.13	0.16	1.18	0.11	47
22.56	8.52	150,676	1.13	0.64 (d)	1.23	0.54 (d)	40
20.82	1.56	170,513	1.13	(0.35)	1.15	(0.37)	41

$16.31	(36.04)%	$64,726	1.14%	1.74%	1.14%	1.74%	45%
29.02	8.11	141,455	1.13	1.25	1.13	1.25	55
29.53	20.29	120,685	1.18	1.28	1.18	1.28	49
24.96	11.26	111,761	1.18	1.12	1.19	1.11	37
22.70	9.61	108,775	1.14	1.00	1.16	0.98	81

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations
Year-Share Class	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net realized gains
MIDCAP GROWTH FUND
For the Years Ended October 31,
2008—Institutional	$37.60	$0.01	$(13.72)	$(13.71)	$(2.76)
2007—Institutional	33.61	(0.11)	4.14	4.03	(0.04)
2006—Institutional(c)	28.45	(0.11)	5.27	5.16	—
2005—Institutional	24.72	(0.14)	3.87	3.73	—
2004—Institutional	23.61	(0.14)	1.25	1.11	—

		Income (loss) from investment operations
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
BOND FUND
For the Years Ended October 31,
2008—Institutional	$18.39	$0.85	$(1.07)	$(0.22)	$(0.88)
2007—Institutional	18.12	0.82	0.31 (d)	1.13	(0.86)
2006—Institutional(c)	18.12	0.78	0.06	0.84	(0.84)
2005—Institutional	18.71	0.76	(0.49)	0.27	(0.86)
2004—Institutional	18.73	0.85	0.03	0.88	(0.90)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(d)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received this year.

(e)	Total return reflects the impact of payments received for class action settlements received this year. Excluding such payments, the total return would have been 5.31%.

(f)	Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

						Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)		Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$21.13	(39.07)%		$40,444	1.21%	0.02%	1.21%	0.02%	57%
37.60	12.01		100,357	1.18	(0.32)	1.18	(0.32)	65
33.61	18.14		91,874	1.22	(0.35)	1.22	(0.35)	64
28.45	15.09		75,274	1.28	(0.54)	1.29	(0.55)	87
24.72	4.70		76,917	1.23	(0.57)	1.25	(0.59)	123

						Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)		Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.29	(1.37)%		$495,168	0.79%	4.62%	0.79%	4.62%	9%
18.39	6.37	(e)	537,430	0.82	4.50	0.82	4.50	23
18.12	4.76		548,713	0.85	4.35	0.85	4.35	38
18.12	1.46	(f)	569,200	0.83	4.11 (f)	0.84	4.10 (f)	23
18.71	4.80		608,773	0.79	4.54	0.81	4.52	37

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations
Year-Share Class	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
SHORT TERM GOVERNMENT FUND
For the Years Ended October 31,
2008—Institutional	$17.65	$0.66	$(0.03)	$0.63	$(0.75)
2007—Institutional	17.56	0.69	0.16	0.85	(0.76)
2006—Institutional(c)	17.57	0.61	0.11	0.72	(0.73)
2005—Institutional	18.16	0.53	(0.42)	0.11	(0.70)
2004—Institutional	18.53	0.54	(0.18)	0.36	(0.73)

		Income (loss) from investment operations			Distributions to shareholders
Year-Share Class	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Years Ended October 31,
2008—Institutional	$18.83	$0.70	$(0.96)	$(0.26)	$(0.70)	$(0.05)	$(0.75)
2007—Institutional	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)
2006—Institutional(c)	19.05	0.72	0.13	0.85	(0.73)	(0.10)	(0.83)
2005—Institutional	19.59	0.72	(0.51)	0.21	(0.71)	(0.04)	(0.75)
2004—Institutional	19.74	0.71	0.17	0.88	(0.72)	(0.31)	(1.03)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.53	3.60%	$78,455	0.68%	3.68%	0.90%	3.46%	30%
17.65	4.97	87,511	0.68	3.91	0.90	3.69	15
17.56	4.21	129,940	0.68	3.49	0.89	3.28	28
17.57	0.63	157,183	0.68	3.00	0.91	2.77	32
18.16	1.96	219,533	0.68	2.96	0.85	2.79	78

					Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.82	(1.47)%	$136,575	0.70%	3.76%	0.82%	3.64%	45%
18.83	2.81	145,265	0.70	3.78	0.83	3.65	42
19.07	4.57	154,304	0.70	3.80	0.88	3.62	42
19.05	1.09	162,792	0.70	3.71	0.87	3.54	48
19.59	4.56	169,217	0.70	3.67	0.84	3.53	33

The accompanying notes are an integral part of these financial statements.	73

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year-Share Class	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Years Ended October 31,
2008—Institutional	$19.01	$0.69	$(0.66)	$0.03	$(0.69)	$(0.08)	$(0.77)
2007—Institutional	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)
2006—Institutional(c)	19.19	0.74	0.10	0.84	(0.75)	(0.06)	(0.81)
2005—Institutional	19.83	0.74	(0.62)	0.12	(0.74)	(0.02)	(0.76)
2004—Institutional	19.73	0.72	0.14	0.86	(0.72)	(0.04)	(0.76)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Years Ended October 31,
2008—Institutional	$18.58	$0.64	$(0.63)	$0.01	$(0.64)	$(0.05)	$(0.69)
2007—Institutional	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)
2006—Institutional(c)	18.75	0.70	0.08	0.78	(0.70)	(0.05)	(0.75)
2005—Institutional	19.33	0.69	(0.56)	0.13	(0.69)	(0.02)	(0.71)
2004—Institutional	19.19	0.68	0.17	0.85	(0.68)	(0.03)	(0.71)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$18.27	0.10%	$169,838	0.70%	3.63%	0.81%	3.52%	7%
19.01	2.77	148,824	0.68	3.74	0.82	3.60	21
19.22	4.48	159,628	0.65	3.87	0.88	3.64	15
19.19	0.61	172,124	0.65	3.77	0.87	3.55	19
19.83	4.44	179,089	0.65	3.65	0.83	3.47	13

$17.90	0.01%	$68,986	0.70%	3.46%	0.90%	3.26%	13%
18.58	2.82	69,270	0.68	3.55	0.92	3.31	18
18.78	4.28	69,075	0.65	3.75	0.98	3.42	33
18.75	0.68	68,128	0.65	3.64	1.00	3.29	13
19.33	4.54	68,940	0.65	3.56	0.93	3.28	8

The accompanying notes are an integral part of these financial statements.	75

COMMERCE FUNDS

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedule of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 19, 2008

Fund Expenses (Unaudited) – Six Months Ended October 31, 2008

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 5/1/08	Ending Account Value 10/31/08		Expenses Paid for the 6 months ended 10/31/08*	Beginning Account Value 5/1/08	Ending Account Value 10/31/08		Expenses Paid for the 6 months ended 10/31/08*	Beginning Account Value 5/1/08	Ending Account Value 10/31/08		Expenses Paid for the 6 months ended 10/31/08*	Beginning Account Value 5/1/08	Ending Account Value 10/31/08		Expenses Paid for the 6 months ended 10/31/08*
	Growth Fund				Value Fund				MidCap Growth				Bond Fund
Institutional
Actual	$1,000.00	$722.90		$4.88	$1,000.00	$708.70		$5.09	$1,000.00	$680.30		$5.43	$1,000.00	$959.30		$3.94
Hypothetical 5% return	1,000.00	1,019.48	+	5.72	1,000.00	1,019.18	+	6.01	1,000.00	1,018.68	+	6.52	1,000.00	1,021.18	+	4.07
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Institutional
Actual	$1,000.00	$1,003.80		$3.42	$1,000.00	$966.10		$3.46	$1,000.00	$978.70		$3.48	$1,000.00	$980.80		$3.49
Hypothetical 5% return	1,000.00	1,021.72	+	3.45	1,000.00	1,021.62	+	3.56	1,000.00	1,021.62	+	3.56	1,000.00	1,021.62	+	3.56

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.11%	Short-Term Government	0.68%
Value	1.14	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.21	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.79	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations of Trustees by shareowners. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
John Eric Helsing c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 11/6/33	Trustee and Chairman	14 years	Retired. Former Professor and Chairman, Department of Business Administration and Economics of William Jewell College. Former lecturer at William Jewell College.	8	None

David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Trustee	14 years	Professor and Senior Fellow, Spiro Center for Entrepreneurial Leadership, Clemson University, since 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, July 1996 to July 2004.	8	Director, Great Plains Energy Inc. since 1994.

Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	5 years	Retired. Former Partner and Managing Partner of KPMG LLP.	8	Garmin Ltd. (aviation and consumer technology) since 2004; NPC International Inc. (franchisee of Pizza Hut restaurants and carryout/delivery facilities) since 2006.

COMMERCE FUNDS

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
*Martin E. Galt III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Trustee	5 years	Chairman, The Commerce Trust Company, September, 2004 to present. President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	8	None

*	Mr. Galt is an interested person of the Trust because he is Chairman of The Commerce Trust Company, an affiliate of the Adviser.

(1)	The “Fund Complex” consists of the Trust.

(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years

William Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	President	6 months

Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; President of The Commerce Funds, since May 2008; Vice President and Business Manager for The Commerce Funds, from December 1998 to May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/8/77	Vice President Chief Compliance Officer and Anti-Money Laundering Officer	2 years	Chief Compliance Officer of the Trust, since 2007. Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007. Senior Audit Analyst, Commerce Bank, N.A., September 2001 to January 2007.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/18/67	Assistant Vice President	1 month	Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc. and The Commerce Funds, since November 2008; Assistant Vice President and Trust Operations Manager, The Commerce Trust Company, December 1998 to July 2008.

Scott McHugh Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 9/13/71	Treasurer	1 year	Vice President, Goldman Sachs Asset Management, Global Products Services Group, since February 2007. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2007. Director, DWS Scudder, 2005 to February 2007. Assistant Treasurer DWS Scudder Funds, 2005 to February 2007. Vice President, DWS Scudder, 2002 to 2005.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Peter W. Fortner Goldman, Sachs & Co. 180 Maiden Lane New York, NY 10038 DOB: 1/25/58	Chief Accounting Officer	1 year	Vice President, Goldman, Sachs & Co., since July 2000. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 3/3/62	Assistant Treasurer	9 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992.

Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 DOB: 7/5/51	Secretary	5 years	Partner in the law firm Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania.

George Djurasovic Goldman, Sachs & Co. One New York Plaza, 37th Floor New York, NY 10004 DOB: 2/10/71	Assistant Secretary	3 years	Vice President and Associate General Counsel, Goldman Sachs & Co., since 2006. Vice President and Assistant General Counsel, Goldman Sachs & Co., 2005-2006. Senior Counsel TIAA-CREF, 2004-2005; Counsel 2000-2004.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. Investments in financial companies may be subject to greater price volatility than securities of companies in other sectors and may experience significant price fluctuations.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks, which may result in greater share price volatility. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is

COMMERCE FUNDS

The Commerce Funds (continued)

non-diversified. Due to its concentration in Missouri issuers, the Fund may be subject to greater risks than a more diversified fund. In addition, a change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to its concentration in Kansas issuers, the Fund may be subject to greater risks than a more diversified fund. In addition, a change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2008, 100% and 86.69% of the dividends paid from net investment company taxable income by the Growth and Value Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2008, the Growth, and Value Funds designate 100% and 85.50% of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds designate $2,209,351, $11,501,645, $7,205,864, $382,630, $645,318 and $203,301, respectively, as capital gain dividends paid during the year ended October 31, 2008.

During the year ended October 31, 2008, 98.74%, 98.65%, and 98.46% of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2008, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code. In addition, the Value Fund designates $2,264,995 as short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

INVESTMENT ADVISER	CO-ADMINISTRATOR
AND CO-ADMINISTRATOR	Goldman Sachs Asset Management
Commerce Investment Advisors, Inc.	32 Old Slip
922 Walnut Street	New York, New York 10005
4th Floor
Kansas City, Missouri 64106	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
CUSTODIAN/ACCOUNTING AGENT	KPMG LLP
State Street Bank & Trust Company	99 High Street
1 Lincoln Street	Boston, Massachusetts 02110
Boston, Massachusetts 02111
TRANSFER AGENT Boston Financial Data Services, Inc. 330 W. 9th 4th Floor Kansas City, Missouri 64105	LEGAL COUNSEL Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, Pennsylvania 19103-6996

DISTRIBUTOR
Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

J. Eric Helsing, Chairman

David L. Bodde

Martin E. Galt III

Charles W. Peffer

OFFICERS

William Schuetter, President

Angela Dew, Vice President and Chief Compliance Officer

Jeffrey Bolin, Assistant Vice President

Peter W. Fortner, Chief Accounting Officer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Diana E. McCarthy, Secretary

George Djurasovic, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5041

12/08

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The Code of Conduct for Senior Officers is incorporated by reference to Exhibit 1l(a)(l) of registrant’s Form N-CSR filed on January 7, 2005 (Accession numbers 0001193125-05-003055).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $108,530 and $126,520 for fiscal years ended October 31, 2008 and 2007, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the registrant’s principal accountant reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $40,300 and $41,480 for the fiscal years ended October 31, 2008 and 2007, respectively. Tax fees for the fiscal years ended October 31, 2008 and 2007 consist of tax compliance services rendered to the registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $379,037 and $266,672 for the fiscal years ended October 31, 2008 and 2007, respectively.

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is incorporated by reference to Exhibit 1l(a)(l) of the registrant’s Form N-CSR filed on January 7, 2005 (Accession Number 0001193125-05-003055).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 5, 2009

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 5, 2009